             As filed with the Securities and Exchange Commission on
                                February 29, 2000


                           Registration No. 333-71505
             ======================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------


                         Post-Effective Amendment No. 2


                                       to

                                    Form S-6

                                 ---------------

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                           (EXACT NAME OF REGISTRANT)
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                ----------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                -----------------

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date Of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                       Immediately upon filing pursuant to paragraph (b).
                  ---
                       On              pursuant to paragraph (b).
                  ---
                       60 days after filing pursuant to paragraph (a)(1).
                  ---

                   X   On May 1, 2000 pursuant to paragraph (a)(1) of Rule 485.
                  ---

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
AND THE PROSPECTUS


        ITEM NO. OF
        FORM N-8B-2        CAPTION IN PROSPECTUS
        -----------        ---------------------
               1                 Cover Page
               2                 Cover Page
               3                 Not Applicable
               4                 Distribution of the Policies
               5                 Ameritas Variable Life Insurance Company  - Separate Account V
               6                 Ameritas Variable Life Insurance Company  - Separate Account V
               7                 Not Required
               8                 Not Required
               9                 Legal Proceedings

              10                 Summary; Addition, Deletion of Substitution of Investments; Policy Benefits;
                                 Policy Rights; Payment and Allocation of Premiums; General Provisions; Voting
                                 Rights

              11                 Summary; The Funds
              12                 Summary; The Funds
              13                 Summary; The Funds - Charges and Deductions
              14                 Summary; Payment and Allocation of Premiums
              15                 Summary; Payment and Allocation of Premiums
              16                 Summary; Calvert Variable Series, Inc. Ameritas Portfolios, Calvert Variable
                                 Series, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund
                                 II, The Alger American Fund, MFS Variable Insurance Trust, and The Universal Institutional
                                 Funds, Inc.
              17                 Summary, Policy Rights
              18                 Calvert Variable Series, Inc. Ameritas Portfolios, Calvert Variable Series, Inc.,
                                 Variable Insurance Products Fund, Variable Insurance Products Fund II, The
                                 Alger American Fund, MFS Variable Insurance Trust, and The Universal Institutional Funds, Inc.
              19                 General Provisions; Voting Rights
              20                 Not Applicable
              21                 Summary; Policy Rights, Loan Benefits; General Provisions
              22                 Not Applicable
              23                 Safekeeping of the Separate Account's Assets
              24                 General Provisions
              25                 Ameritas Variable Life Insurance Company
              26                 Not Applicable
              27                 Ameritas Variable Life Insurance Company
              28                 Executive Officers and Directors of AVLIC; Ameritas Variable Life Insurance
                                 Company
              29                 Ameritas Variable Life Insurance Company
              30                 Not Applicable
              31                 Not Applicable
              32                 Not Applicable
              33                 Not Applicable
              34                 Not Applicable
              35                 Not Applicable
              36                 Not Required
              37                 Not Applicable
              38                 Distribution of the Policies
              39                 Distribution of the Policies
              40                 Distribution of the Policies
              41                 Distribution of Policies


             ITEM NO. OF
             FORM N-8B-2         CAPTION IN PROSPECTUS
             -----------         ---------------------
             42                  Not Applicable
             43                  Not Applicable
             44                  Cash Value, Payment and Allocation of Premium
             45                  Not Applicable
             46                  The Funds; Cash Value
             47                  The Funds
             48                  State Regulation of AVLIC
             49                  Not Applicable
             50                  The Separate Account
             51                  Cover Page; Summary; Policy Benefits; Payment and Allocation of Premiums,
                                 Charges and Deductions
             52                  Addition, Deletion or Substitution of Investments
             53                  Summary; Federal Tax Matters
             54                  Not Applicable
             55                  Not Applicable
             56                  Not Required
             57                  Not Required
             58                  Not Required
             59                  Financial Statements

PROSPECTUS
                                 [AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO]

BRAVO! -- A Survivorship Flexible Premium Variable Universal Life       5900 "O"
Street

Insurance Policy issued by Ameritas Variable Life Insurance Company     P.O. Box
82550/Lincoln, NE 68501
--------------------------------------------------------------------------------

BRAVO! is a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Ameritas Variable Life Insurance Company ("AVLIC"), that pays a death benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a BRAVO! Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, BRAVO! lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

A BRAVO! Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


The Investment Options available through BRAVO! include investment portfolios managed by Ameritas Investment Corp., Calvert Asset Management Company, Inc., Fidelity Management & Research Company, Fred Alger Management, Inc., Massachusetts Financial Services Company, and Morgan Stanley Dean Witter Investment Management Inc. Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio which must accompany this BRAVO! prospectus. You may also choose to allocate premium payments to the Fixed Account managed by AVLIC.


A BRAVO! Policy will be issued after AVLIC accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. BRAVO! Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A BRAVO! Policy, once purchased, may generally be canceled within 10 days after you receive it.

This BRAVO! prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a BRAVO! Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the BRAVO! Policy, information about AVLIC, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the BRAVO! Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through BRAVO!

Although the BRAVO! Policy is designed to provide life insurance, a BRAVO! Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a BRAVO! Policy involves investment risk, including the possible loss of principal. For this reason, BRAVO! may not be suitable for all individuals. It may not be advantageous to purchase a BRAVO! Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 1, 2000


                                     BRAVO!

TABLE OF CONTENTS


                                                                 PAGE
DEFINITIONS.................................................         3
SUMMARY.....................................................         6
YEAR 2000...................................................        11
AVLIC, THE SEPARATE ACCOUNT AND THE FUNDS...................        11
      Ameritas Variable Life Insurance Company..............        11
      The Separate Account..................................        12
      Performance Information...............................        12
      The Funds.............................................        12
      Investment Objectives and Policies of the Funds'
       Portfolios...........................................        14
      Addition, Deletion or Substitution of Investments.....        18
      Fixed Account.........................................        18
POLICY BENEFITS.............................................        19
      Purposes of the Policy................................        19
      Death Benefit Proceeds................................        19
      Death Benefit Options.................................        19
      Methods of Affecting Insurance Protection.............        21
      Duration of Policy....................................        21
      Accumulation Value....................................        22
      Payment of Policy Benefits............................        22
POLICY RIGHTS...............................................        23
      Loan Benefits.........................................        23
      Surrenders............................................        24
      Partial Withdrawals...................................        25
      Transfers.............................................        25
      Systematic Programs...................................        26
      Free Look Privilege...................................        26
PAYMENT AND ALLOCATION OF PREMIUMS..........................        26
      Issuance of a Policy..................................        26
      Premiums..............................................        27
      Allocation of Premiums and Accumulation Value.........        28
      Policy Lapse and Reinstatement........................        28
CHARGES AND DEDUCTIONS......................................        29
      Deductions From Premium Payments......................        29
      Charges From Accumulation Value.......................        29
      Surrender Charge......................................        30
      Daily Charges Against the Separate Account............        31
      Fund Expense Summary..................................        32
GENERAL PROVISIONS..........................................        35
DISTRIBUTION OF THE POLICIES................................
FEDERAL TAX MATTERS.........................................        38
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................        41
THIRD PARTY SERVICES........................................        41
VOTING RIGHTS...............................................        41
STATE REGULATION OF AVLIC...................................        42
EXECUTIVE OFFICERS AND DIRECTORS OF AVLIC...................        42
LEGAL MATTERS...............................................        44
LEGAL PROCEEDINGS...........................................        44
EXPERTS.....................................................        44
ADDITIONAL INFORMATION......................................        44
FINANCIAL STATEMENTS........................................        44
AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT
  V.........................................................     F-I-1
AMERITAS VARIABLE LIFE INSURANCE COMPANY....................    F-II-1
APPENDICES..................................................       A-1


   The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                     BRAVO!

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in Separate Account V, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of Separate Account V to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

AVLIC ("WE, US, OUR") - Ameritas Variable Life Insurance Company, a Nebraska stock company. AVLIC's Home Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the Policy duration. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by AVLIC of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

FIXED ACCOUNT - An account that is a part of AVLIC's General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of AVLIC includes all of AVLIC's assets except those assets segregated into separate accounts such as Separate Account V.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the Policy will not lapse.

GUARANTEED DEATH BENEFIT (IN MARYLAND, "GUARANTEED DEATH BENEFIT TO PREVENT LAPSE") PERIOD - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

GUARANTEED DEATH BENEFIT PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

INSUREDS - The two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The actual age of each Insured on the Policy Date.

                                     BRAVO!

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

MINIMUM PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of Separate Account V to provide for the risk that mortality and expense costs may be greater than expected.

NET AMOUNT AT RISK - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Surrender Charges and any Outstanding Policy Debt.

NET POLICY FUNDING - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

NET PREMIUM - Premium paid less the Percent of Premium Charge for Taxes.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE FOR TAXES - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

POLICY - The survivorship flexible premium variable universal life insurance Policy offered by AVLIC and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("YOU, YOUR") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:
(1) A certified copy of both death certificates;
(2) A Claimant Statement;
(3) The Policy; and
(4) Any other information that AVLIC may reasonably require to establish the validity of the claim.

                                     BRAVO!

SECOND DEATH - The later of the dates of death of the Insureds.

SEPARATE ACCOUNT V - This term refers to Separate Account V, a separate investment account established by AVLIC to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to Separate Account V. Separate Account V is segregated from the General Account and all other assets of AVLIC.

SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of Separate Account V. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

SURRENDER CHARGE - This charge is assessed against the Accumulation Value of the Policy if the Policy is Surrendered on or before the 14th Policy Anniversary Date or, in the case of an increase in the Specified Amount, on or before the 14th anniversary of the increase.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                                     BRAVO!

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                               DIAGRAM OF POLICY

              ---------------------------------------------------

                                PREMIUM PAYMENTS

                       You can vary amount and frequency.
              ---------------------------------------------------

--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

     Percent of Premium Charge for Taxes -- currently 2.25% (maximum 3.0%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  NET PREMIUMS


 The net premium may be invested in the Fixed Account or in Separate Account V which offers 31 different Subaccounts. The Subaccounts invest in the corresponding portfolios of Calvert Variable Series, Inc. Ameritas Portfolios, Calvert Variable Series, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II, The Alger American Fund, MFS(R) Variable Insurance Trust, or The Universal Institutional Funds, Inc. ("Funds").

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS

 Monthly charge for Cost of Insurance and cost of any riders.
 Monthly charge for administrative expenses of the Policy (maximum charge $16.00/month plus a charge per month per $1000 of Specified Amount that varies by the younger Insured's Issue Age).

 CURRENT MONTHLY CHARGE                                                                  CURRENT MONTHLY CHARGE
 FOR SPECIFIED AMOUNTS:                                                       PLUS       BY ISSUE AGE (/1000/MONTH):
                                                 UP TO           TO        $1,000,000    $5,000,000
                                               $1,000,000    $5,000,000     OR MORE      20-44    45-64    65+
                                               ----------    ----------    ----------    -----    -----    ---
 Policy Year:
 1-5                                             $16.00        $ 8.00        $ 0.00               $.10     $.08    $.05
 6+                                              $ 8.00        $ 4.00        $ 0.00               $.00     $.00    $.00
 Maximum Monthly Charge:                         $16.00        $16.00        $16.00      Plus     $.10     $.08    $.05

 Daily charge from the Subaccounts (not deducted from the Fixed Account):

                                                                 POLICY YEARS 1-15    POLICY YEARS 16+
                                                                 -----------------    ----------------
 Mortality and Expense Risk Charge                                     0.75%               0.30%
 Asset-Based Administrative Expense Charge                             0.15%               0.15%
                                                                       -----               -----
 Combined annual rate of Subaccount daily charges                      0.90%               0.45%


 Fund expense charges, which ranged from .28% to 1.79% at the most recent fiscal year end, are also deducted. The maximum Surrender Charge on a Policy we issue is $60 per $1,000 of Specified Amount.

--------------------------------------------------------------------------------

                                LIVING BENEFITS

You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. AVLIC guarantees up to 15 free transfers between the Investment Options each Policy Year. Under current practice, unlimited free transfers are permitted. You may Surrender the Policy at any time for its Net Cash Surrender Value.


Some expenses that AVLIC incurs immediately upon the issuance of the Policy are recovered over a period of years. Therefore, a Policy Surrender on or before the 14th anniversary date will be assessed a Surrender Charge. The charge decreases each year until no Surrender Charge is applied after the 14th Policy Year. Increases in coverage after issue will also have a Surrender Charge associated with them. (See pages 24 and 30.)


Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

                               RETIREMENT INCOME


Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions. (See page 24.)


You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.

                                 DEATH BENEFITS


Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.


                                     BRAVO!

SUMMARY
The following summary is intended to highlight the most important features of a BRAVO! Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. As you review this summary, take note of the terms that appear in italics. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the BRAVO! Policy, which is available upon request from AVLIC.

WHO IS THE ISSUER OF A BRAVO! POLICY?

AVLIC is the issuer of each BRAVO! Policy. AVLIC enjoys a rating of A (Excellent) for financial strength and operating performance from A.M. Best Company, a firm that analyzes insurance carriers. This is the third highest of Best's 15 categories. AVLIC is rated AA (Very Strong) for financial insurance strength from Standard & Poor's. This is the third highest of Standard & Poor's 21 ratings. A stock life insurance company organized in Nebraska, AVLIC is a wholly owned subsidiary of AMAL Corporation which is, in turn, owned by Ameritas Life Insurance Corp. ("Ameritas Life") and AmerUs Life Insurance Company ("AmerUs Life"). Ameritas Life, AmerUs Life and AMAL Corporation guarantee the obligations of AVLIC, including the obligations of AVLIC under each BRAVO! Policy; taken together, these companies have aggregate assets of over $15.5 billion as of December 31, 1999. (See the section on Ameritas Variable Life Insurance Company.)


WHY SHOULD I CONSIDER PURCHASING A BRAVO! POLICY?
The primary purpose of a BRAVO! Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:

- payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)

- Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)

A BRAVO! Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a BRAVO! Policy will reflect your investment choices over the life of the Policy.

HOW DOES THE INVESTMENT COMPONENT OF MY BRAVO! POLICY WORK?
AVLIC has established Separate Account V, which is separate from all other assets of AVLIC, as a vehicle to receive and invest premiums received from BRAVO! Policy Owners and owners of certain other variable universal life products offered by AVLIC. Separate Account V is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through BRAVO! Each Policy Owner may allocate Net Premiums to one or more Subaccounts, or to AVLIC's Fixed Account in the initial application. These allocations may be changed, without charge, by notifying AVLIC's Home Office. The aggregate value of your interests in the Subaccounts, the Fixed Account and any amount held in the General Account to secure Policy debt will represent the Accumulation Value of your BRAVO! Policy. (See the section on Accumulation Value.)

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE BRAVO! POLICY?

The Investment Options available through BRAVO! include 31 investment portfolios, each of which is a separate series of a mutual fund managed by Ameritas Investment Corp., Calvert Asset Management Company, Inc., Fidelity Management & Research Company, Fred Alger Management, Inc., Massachusetts Financial Services Company, or Morgan Stanley Dean Witter Investment Management Inc. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean


                                     BRAVO!

Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management. These portfolios are:


- AMERITAS INVESTMENT CORP.:
                             Ameritas Money Market
                               Ameritas Index 500
                                Ameritas Growth
                            Ameritas Income & Growth
                         Ameritas Small Capitalization
                             Ameritas MidCap Growth
                            Ameritas Emerging Growth
                               Ameritas Research
                          Ameritas Growth With Income


- CALVERT ASSET MANAGEMENT COMPANY, INC.:


                          CVS Social Small Cap Growth


                            CVS Social MidCap Growth


                        CVS Social International Equity


                              CVS Social Balanced


- FIDELITY MANAGEMENT & RESEARCH COMPANY:
                        VIP Equity-Income: Service Class
                           VIP Growth: Service Class
                         VIP High Income: Service Class
                          VIP Overseas: Service Class
                      VIP II Asset Manager: Service Class

                  VIP II Investment Grade Bond: Initial Class

                  VIP II Asset Manager: Growth: Service Class
                      VIP II Contrafund(R): Service Class

- FRED ALGER MANAGEMENT, INC.:
                                    Balanced
                                Leveraged AllCap

- MASSACHUSETTS FINANCIAL SERVICES COMPANY:
                                   Utilities
                               Global Governments
                                 New Discovery


- MORGAN STANLEY ASSET MANAGEMENT:

                            Emerging Markets Equity
                                 Global Equity
                              International Magnum
                                  Asian Equity
                                U.S. Real Estate

Details about the investment objectives and policies of each of the available investment portfolios and management fees and expenses, appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. In addition to the listed portfolios, you may also elect to allocate Net Premiums to AVLIC's Fixed Account. (See the section on Fixed Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF A BRAVO! POLICY WORK?
A BRAVO! Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. The amount of the minimum Death Benefit -- sometimes referred to as the Specified Amount of your BRAVO! Policy -- is chosen by you at the time your BRAVO! Policy is established. However, Death Benefit Proceeds -- the actual amount that will be

                                     BRAVO!

paid after AVLIC receives Satisfactory Proof of Death -- may vary over the life of your BRAVO! Policy, depending on which of the two available coverage options you select.

If you choose Option A, the Death Benefit payable under your BRAVO! Policy will be the Specified Amount of your BRAVO! Policy OR the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your BRAVO! Policy will be the Specified Amount of your BRAVO! Policy PLUS the Accumulation Value of your BRAVO! Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING A BRAVO! POLICY?
Yes. Over the life of your BRAVO! Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your BRAVO! Policy and may result in loss of principal. For this reason, the purchase of a BRAVO! Policy may not be suitable for all individuals. It may not be advantageous to purchase a BRAVO! Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under a BRAVO! Policy (page A-1).

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A BRAVO! POLICY IN FORCE?
Like traditional life insurance policies, a BRAVO! Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your BRAVO! Policy becomes effective.

The distinction between traditional life policies and a BRAVO! Policy is that a BRAVO! Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a BRAVO! Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your BRAVO! Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
Your BRAVO! Policy will be issued after a completed application is accepted, and the initial premium payment is received, by AVLIC at its Home Office. AVLIC's Home Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501. Your initial Net Premium will be allocated on the Issue Date to the Subaccount and/or the Fixed Account according to the selections you made in your application. If state or other applicable law or regulation requires return of at least your premium payments should you return the Policy pursuant to the Free-Look Privilege, your initial Net Premium will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. You have the right to examine your BRAVO! Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. AVLIC will send premium payment notices to you according to any schedule you select. When AVLIC receives your premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, BRAVO! provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium, Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your BRAVO! Policy in force; maximum premium limitations established under the federal tax laws; and the impact that reduced premium payments may have on the Net Cash Surrender Value of your BRAVO! Policy. (See the section on Premiums.)

                                     BRAVO!

IS THE ACCUMULATION VALUE OF MY BRAVO! POLICY AVAILABLE WITHOUT SURRENDER?
Yes. You may access the value of your BRAVO! Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your BRAVO! Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your BRAVO! Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your BRAVO! Policy by making a partial withdrawal. A partial withdrawal is not subject to Surrender Charges, but is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

ARE THERE ANY OTHER CHARGES ASSOCIATED WITH OWNERSHIP OF A BRAVO! POLICY? Certain states impose premium and other taxes in connection with insurance policies such as BRAVO! AVLIC may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 2.25% is deducted for this purpose.

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate AVLIC for administering each individual BRAVO! Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges are based on your Specified Amount and the Policy duration. Currently, the level per Policy charge for Specified Amounts between $100,000 and $999,999 is $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; and there is currently no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge per month per $1000 of Specified Amount, as follows: for Issue Ages 20-44, the rate is $.10, for Issue Ages 45-64, the rate is $.08, and for Issue Ages 65 and over, the rate is $.05. At the current time we anticipate the charge per $1000 of Specified Amount will reduce to $0 in year
6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus a charge of up to $.10 per month per $1000 of Specified Amount that depends on the younger Insured's Issue Age.

For its services in administering Separate Account V and Subaccounts and as compensation for bearing certain mortality and expense risks, AVLIC is also entitled to receive fees. These fees are calculated daily during the first 15 years of each BRAVO! Policy, at a combined annual rate of 0.90% of the value of the net assets of Separate Account V. After the 15th Policy Anniversary Date, the combined annual rate will decrease to .45% of the daily net assets of Separate Account V. These charges will not be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)

Finally, because AVLIC incurs expenses immediately upon the issuance of a BRAVO! Policy that are recovered over a period of years, a BRAVO! Policy that is Surrendered on or before its 14th Policy Anniversary Date is subject to a Surrender Charge. Additional Surrender Charges may apply if you increase the Specified Amount of your BRAVO! Policy. Because the Surrender Charge may be significant upon early Surrender, you should purchase a BRAVO! Policy only if you intend to maintain your BRAVO! Policy for a substantial period. (See the section on Surrender Charge.)

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the section on Fund Expense Summary.)


WHEN DOES MY BRAVO! POLICY TERMINATE?

You may terminate your BRAVO! Policy by Surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your BRAVO! Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)

                                     BRAVO!

YEAR 2000

Like other insurance companies and their separate accounts, AVLIC and Separate Account V could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.

Like all insurance companies, AVLIC makes extensive use of dates and date calculations. We began a corporate-wide Year 2000 (Y2K) project in mid-1996. Our goal is to ensure that our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.


As of April 15, 2000, AVLIC has experienced no known Y2K problems. All of our computer application and operating systems had been updated for the year 2000 by December 31, 1998. Continuous testing and monitoring throughout 1999 helped AVLIC continue to meet our contractual and service obligations to our customers. In addition to our internal efforts, AVLIC is working closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. We believe that we are Y2K compliant; however, in the event we or our service providers, vendors, financial institutions or others with which we conduct business, fail to be Y2K-compliant, there would be a materially adverse effect on us. Certain vendors and/or business partners, due to their exposure to foreign markets, may face additional Y2K issues. Please see the Funds' prospectuses for information on the Funds' preparedness for Y2K.


AVLIC, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS VARIABLE LIFE INSURANCE COMPANY

Ameritas Variable Life Insurance Company ("AVLIC") is a stock life insurance company organized in the State of Nebraska. AVLIC was incorporated on June 22, 1983 and commenced business December 29, 1983. AVLIC is currently licensed to sell life insurance in 47 states, and the District of Columbia. AVLIC's financial statements may be found at page F-II-1.



AVLIC is a wholly owned subsidiary of AMAL Corporation, a Nebraska stock company. AMAL Corporation is a joint venture of Ameritas Life Insurance Corp. ("Ameritas Life"), which owns a majority interest in AMAL Corporation; and AmerUs Life Insurance Company ("AmerUs Life"), an Iowa stock life insurance company, which owns a minority interest in AMAL Corporation. The Home Offices of both AVLIC and Ameritas Life are at 5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501 ("Home Office"). AVLIC's telephone number is 800-745-1112 and its website address is www.overturelife.com.


On April 1, 1996 Ameritas Life consummated an agreement with AmerUs Life whereby AVLIC became a wholly owned subsidiary of a newly formed holding company, AMAL Corporation. Under terms of the agreement AMAL Corporation is 66% owned by Ameritas Life and 34% owned by AmerUs Life. AmerUs Life has options to purchase an additional interest in AMAL Corporation if certain conditions are met. There are no other owners of 5% or more of the outstanding voting securities of AVLIC.


Ameritas Life and its subsidiaries had total assets at December 31, 1999 of over $4.8 billion. AmerUs Life had total assets as of December 31, 1999 of over $10.7 billion.


AVLIC has a rating of A (Excellent) for financial strength and operating performance from A.M. Best Company, a firm that analyzes insurance carriers. This is the third highest of Best's 15 categories. AVLIC is rated AA (Very Strong) for insurer financial strength from Standard & Poor's. This is the third-highest of Standard & Poor's 21 ratings. Ameritas Life enjoys a long standing A+ (Superior) rating from A.M. Best, the second highest of Best's ratings.

Ameritas Life, AmerUs Life and AMAL Corporation guarantee the obligations of AVLIC. This guarantee will continue until AVLIC is recognized by a national rating agency as having a financial rating equal to or greater than Ameritas Life, or until AVLIC is acquired by another insurance company which has a financial rating by a national rating agency equal to or greater than Ameritas Life and which agrees to assume the guarantee. AmerUs Life will be relieved of its obligations under the guarantee if it sells its

                                     BRAVO!

interest in AMAL Corporation to another insurance company which has a financial rating by a national rating agency equal to or greater than that of AmerUs Life, and the purchaser assumes the guarantee.

Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, may publish in advertisements and reports to Policy Owners, the ratings and other information assigned to Ameritas Life and AVLIC by one or more independent rating services. Published material may also include charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, asset allocation, diversification, long term market trends, index performance and other investment methods and programs. The purpose of the ratings is to reflect the financial strength of AVLIC. The ratings do not relate to the performance of Separate Account V.

THE SEPARATE ACCOUNT
Ameritas Variable Life Insurance Company Separate Account V ("Separate Account V") was established under Nebraska law on August 28, 1985. The assets of Separate Account V are held by AVLIC segregated from all of AVLIC's other assets, are not chargeable with liabilities arising out of any other business which AVLIC may conduct, and are not affected by income, gains, or losses of AVLIC. Although the assets maintained in Separate Account V will not be charged with any liabilities arising out of AVLIC's other business, all obligations arising under the Policies are liabilities of AVLIC who will maintain assets in Separate Account V of a total market value at least equal to the reserve and other contract liabilities of Separate Account V. Separate Account V will at all times contain assets equal to or greater than Accumulation Values invested in Separate Account V. Nevertheless, to the extent assets in Separate Account V exceed AVLIC's liabilities in Separate Account V, the assets are available to cover the liabilities of AVLIC's General Account. AVLIC may, from time to time, withdraw assets available to cover the General Account obligations.

Separate Account V is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of Separate Account V. For state law purposes, Separate Account V is treated as a Division of AVLIC.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of Separate Account V and the Funds available for investment by Separate Account V may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. AVLIC may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

AVLIC may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Separate Account V charges, including the Monthly Deduction, Percent of Premium Charge for Taxes, and the Surrender Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

THE FUNDS

There are currently 31 Subaccounts within Separate Account V available to Policy Owners for new allocations. The assets of each Subaccount are invested in shares of a corresponding portfolio of one of the following mutual Funds (collectively, the "Funds"): Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"), Calvert Variable Series, Inc. ("CVS Social Portfolios"); Variable Insurance Products Fund and Variable Insurance Products Fund II, (respectively, "VIP" and "VIP II"; collectively "Fidelity Portfolios"); The Alger American Fund ("Alger American Fund"); MFS Variable Insurance Trust ("MFS Trust"); and The Universal Institutional Funds, Inc. ("Universal Institutional Funds"). The Ameritas Portfolios receive investment advisory services from Ameritas Investment Corp. ("AIC"). AIC is a registered investment adviser under the Investment Advisers Act of 1940 and is an affiliate of AVLIC.


                                     BRAVO!

AIC also contracts with subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:


         PORTFOLIO                                              SUBADVISER
         ---------                                              ----------
Ameritas Money Market                      Calvert Asset Management Company, Inc.
Ameritas Index 500                         State Street Global Advisors
Ameritas Growth                            Fred Alger Management, Inc. ("Alger Management")
Ameritas Income & Growth                   Alger Management
Ameritas Small                             Alger Management
  Capitalization
Ameritas MidCap Growth                     Alger Management
Ameritas Emerging Growth                   Massachusetts Financial Services Company ("MFS")
Ameritas Research                          MFS
Ameritas Growth With Income                MFS



CVS Social Portfolios, which is managed by Calvert Asset Management Company, Inc. ("CAMCO"), offers the following portfolios: CVS Social Small Cap Growth Portfolio, CVS Social Mid Cap Growth Portfolio, CVS Social International Equity Portfolio, and CVS Social Balanced Portfolio. VIP, which is managed by Fidelity Management & Research Company ("Fidelity"), offers the following portfolios: VIP Equity-Income: Service Class, VIP Growth: Service Class, VIP High Income:
Service Class and VIP Overseas: Service Class. VIP II, also managed by Fidelity, offers the following portfolios: VIP II Asset Manager: Service Class, VIP II Investment Grade Bond: Initial Class, VIP II Asset Manager: Growth: Service Class, and VIP II Contrafund: Service Class. The Alger American Fund, which is managed by Fred Alger Management, Inc. ("Alger Management"), offers the following portfolios: Alger American Balanced ("Balanced") and Alger American Leveraged AllCap ("Leveraged AllCap"). The MFS Trust, managed by Massachusetts Financial Services Company ("MFS"), offers the following portfolios or series in connection with this Policy: MFS Utilities, MFS Global Governments, and MFS New Discovery. The Universal Institutional Funds offer the following portfolios in connection with the Policy, all of which are managed by Morgan Stanley Asset
Management: Emerging Markets Equity, Global Equity, International Magnum, Asian Equity and U.S. Real Estate. Each Fund is registered with the SEC under the Investment Company Act of 1940 as an open-end management investment company.


The assets of each portfolio of the Funds are held separately from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this prospectus. All underlying Fund information, including Fund prospectuses, has been provided to AVLIC by the underlying Funds. AVLIC has not independently verified this information. One or more of the portfolios may employ investment techniques that involve certain risks, including investing in non-investment grade, high risk debt securities, entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, engaging in "short sales against the box," investing in instruments issued by foreign banks, entering into firm commitment agreements and investing in warrants and restricted securities. In addition, certain of the portfolios may invest in securities of foreign issuers.


The Leveraged AllCap portfolio may borrow money to increase its portfolio of securities, and may purchase or sell options and enter into futures contracts on securities indexes to increase gain or to hedge the value of the portfolio. Certain of the portfolios are permitted to invest a portion of their assets in non-investment grade, high risk debt securities; these portfolios include the VIP High Income: Service Class, VIP Equity-Income: Service Class, VIP II Asset
Manager: Growth: Service Class, VIP II Asset Manager: Service Class portfolios of the Fidelity Portfolios, and the Research portfolio of the Ameritas Portfolios. Certain portfolios are designed to invest a substantial portion of their assets overseas, such as the VIP Overseas: Service Class portfolio and the International Magnum portfolio of the Universal Institutional Funds. Other portfolios invest primarily in the securities markets of emerging nations. Investments of this type involve different risks than investments in more established economies, and will be affected by greater


                                     BRAVO!

volatility of currency exchange rates and overall economic and political factors. Such portfolios include the Emerging Markets Equity and Asian Equity portfolios of the Universal Institutional Funds. The Emerging Markets Equity portfolio may also invest in non-investment grade, high risk debt securities (also known as "junk bonds") and securities of Russian companies. Investment in Russian companies may involve risks associated with that nation's system of share registration and custody. Securities of non-U.S. issuers (including issuers in emerging nations) may also be purchased by each of the portfolios of the MFS Trust, by the Emerging Growth, Research, and Growth With Income portfolios of the Ameritas Portfolios, and by the Global Equity portfolio of the Universal Institutional Funds. Investments acquired by the U.S. Real Estate portfolio of the Universal Institutional Funds may be subject to the risks associated with the direct ownership of real estate and direct investments in real estate investment trusts. Further information about the risks associated with investments in each of the Funds and their respective portfolios is contained in the prospectus relating to that Fund. These prospectuses, together with this prospectus, should be read carefully and retained.


The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

You should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

Separate Account V will purchase and redeem shares from the portfolios at the net asset value. Shares will be redeemed to the extent necessary for AVLIC to collect charges, pay the Surrender Values, partial withdrawals, and make Policy loans or to transfer assets among Investment Options as you requested. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

Since each of the Funds is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies and variable annuity contracts, there is a possibility that a material conflict may arise between the interests of Separate Account V and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS


-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
  AMERITAS PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
    Ameritas Money        Invests in U.S. dollar-denominated money       Seeks as high a level of current income as
      Market              market securities of domestic and foreign      is consistent with preservation of capital
                          issuers, including U.S. government             and liquidity.
                          securities and repurchase agreements.
                          Invests more than 25% of total assets in
                          the financial services industry.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Index 500    Under normal circumstances, seeks to track     Seeks investment results that correspond
                          the Standard & Poor's 500.                     to the total return of common stocks
                                                                         publicly traded in the United States, as
                                                                         represented by the Standard & Poor's 500.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Growth       Focuses on growing companies that generally    Seeks long-term capital appreciation.
                          have broad product lines, markets,
                          financial resources and depth of
                          management. Under normal circumstances, the
                          portfolio invests primarily in the equity
                          securities of large companies. The
                          portfolio considers a large company to have
                          market capitalization of $1 billion or
                          greater.
-------------------------------------------------------------------------------------------------------------------


                                     BRAVO!

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
    Ameritas Income &     Invests in dividend paying equity              Primarily seeks to provide a high level of
      Growth              securities, such as common or preferred        dividend income. its secondary goal is to
                          stocks, preferably those which the             provide capital appreciation.
                          subadvisor believes also offer
                          opportunities for capital appreciation.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Small        Focuses on small, fast-growing companies       Seeks long-term capital appreciation.
      Capitalization      that offer innovative products, services or
                          technologies to a rapidly expanding
                          marketplace. Under normal circumstances,
                          the portfolio invests primarily in the
                          equity securities of small capitalization
                          companies. A small capitalization company
                          is one that has a market capitalization
                          within the range of the Russell 200 Growth
                          Index or the S&P
                          SmallCap 600 Index.
-------------------------------------------------------------------------------------------------------------------
    Ameritas MidCap       Invests in midsize companies with promising    Seeks long-term capital appreciation.
      Growth              growth potential. Under normal
                          circumstances, the portfolio invests
                          primarily in the equity securities of
                          companies having a market capitalization
                          within the range of companies in the S&P
                          MidCap 400 Index.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Emerging     Invests, under normal market conditions, at    Seeks long-term growth of capital.
      Growth              least 65% of its total assets in common
                          stocks and related securities, such as
                          preferred stocks, convertible securities
                          and depositary receipts for those
                          securities, of emerging growth companies.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Research     Invests, under normal market conditions, at    Seeks long-term growth of capital and
                          least 80% of its total assets in common        future income.
                          stocks and related securities, such as
                          preferred stocks, convertible securities
                          and depositary receipts. The portfolio
                          focuses on companies that the subadvisor
                          believes have favorable prospects for
                          long-term growth, attractive valuations
                          based on current and expected earnings or
                          cash flow, dominant or growing market share
                          and superior management. The fund may
                          invest in companies of any size. the
                          portfolio's investments may include
                          securities traded on securities exchanges
                          or in the over-the-counter markets.
-------------------------------------------------------------------------------------------------------------------
    Ameritas Growth with  Invests, under normal market conditions, at    Seeks to provide reasonable current income
      Income              least 65% of its total assets in common        and long-term growth of capital and
                          stocks and related securities, such as         income.
                          preferred stocks, convertible securities
                          and depositary receipts for those
                          securities. These securities may be listed
                          on a securities exchange or traded in the
                          over-the-counter markets. While the
                          portfolio may invest in companies of any
                          size, it may generally focus on companies
                          with larger market capitalizations that the
                          subadvisor believes have sustainable growth
                          prospects and attractive valuations based
                          on current and expected earnings or cash
                          flow.
-------------------------------------------------------------------------------------------------------------------
  CVS SOCIAL PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
    CVS Social Small Cap  Invests at least 65% of assets in the          Seeks to provide long-term capital
      Growth              common stocks of small-cap companies.          appreciation by investing primarily in
                          Returns in the portfolio will be mostly        equity securities of companies that have
                          from the changes in the price of the           small market capitalizations.
                          portfolio's holdings (capital
                          appreciation). The portfolio currently
                          defines small-cap companies as those with
                          market capitalization of $1 billion or less
                          at the time the portfolio initially
                          invests.*
-------------------------------------------------------------------------------------------------------------------


                                     BRAVO!

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------
    CVS Mid Cap Growth    Invests primarily in the common stocks of      Seeks to provide long-term capital
      Portfolio           mid- size companies. Returns in the            appreciation by investing primarily in a
                          portfolio will be mostly from the changes      nondiversified portfolio of the equity
                          in the price of the portfolio's holdings       securities of mid-sized companies that are
                          (capital appreciation). The portfolio          undervalued but demonstrate a potential
                          currently defines mid-cap companies as         for growth.
                          those within the range of market
                          capitalizations of the S&P's Mid-Cap 400
                          Index. Most companies in the Index have a
                          capitalization of $500 million to $10
                          billion.*
-------------------------------------------------------------------------------------------------------------------
    CVS Social            Invests primarily in the common stocks of      Seeks to provide a high total return
      International       mid- to large-cap companies using a value      consistent with reasonable risk by
      Equity Portfolio    approach. The portfolio identifies those       investing primarily in a globally
                          countries with markets and economies that      diversified portfolio for equity
                          it believes currently provide the most         securities.
                          favorable climate for investing. The
                          portfolio invests primarily in more
                          developed economies and markets. No more
                          than 5% of Portfolio assets are invested in
                          the U.S.*
-------------------------------------------------------------------------------------------------------------------
    CVS Social Balanced   Typically invests about 60% of its assets      Seeks to achieve a competitive total
      Portfolio           in stocks and 40% in bonds or other            return through an actively managed
                          fixed-income investments. Stock investments    portfolio of stocks, bonds and money
                          are primarily common stock in large-cap        market instruments which offer income and
                          companies, while the fixed-income              capital growth opportunity and which
                          investments are primarily a wide variety of    satisfy the investment and social
                          investment grade bonds.*                       criteria.
-------------------------------------------------------------------------------------------------------------------
                          *The portfolio invests with the philosophy
                          that long-term rewards to investors will
                          come from those organizations whose
                          products, services, and methods enhance the
                          human condition and the traditional
                          American values of individual initiative,
                          equality of opportunity and cooperative
                          effort. Investments are selected on the
                          basis of their ability to contribute to the
                          dual objectives of financial soundness and
                          social criteria.
-------------------------------------------------------------------------------------------------------------------
  FIDELITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
    VIP Equity-Income     Investing at least 65% in income-producing     Seeks reasonable income. Will also
                          equity securities, which tends to lead to      consider the potential for capital
                          investments in large cap "value" stocks.       appreciation. Seeks a yield which exceeds
                                                                         the composite yield on the securities
                                                                         comprising the Standard & Poor's 500.
-------------------------------------------------------------------------------------------------------------------
    VIP Growth            Investing primarily in common stocks.          Seeks capital appreciation.
                          Investing in companies that it believes
                          have above-average growth potential (stocks
                          of these companies are often called
                          "growth" stocks). Investing in domestic and
                          foreign issuers.
-------------------------------------------------------------------------------------------------------------------
    VIP High Income       Investing at least 65% of total assets in      Seeks a high level of current income while
                          income-producing debt securities, preferred    also considering growth of capital.
                          stocks and convertible securities, with an
                          emphasis on lower-quality debt securities.
-------------------------------------------------------------------------------------------------------------------
    VIP Overseas          Investing at least 65% of total assets in      Seeks long-term growth of capital.
                          foreign securities. Investing primarily in
                          common stocks.
-------------------------------------------------------------------------------------------------------------------
    VIP II Asset Manager  Allocating the Fund's assets among stocks,     Seeks high total return with reduced risk
                          bonds, and short-term and money market         over the long term by allocating its
                          instruments. Maintaining a neutral mix over    assets in stocks, bonds, and short-term
                          time of 50% of assets in stocks, 40% of        instruments.
                          bonds, and 10% of assets in short-term and
                          money market instruments.
-------------------------------------------------------------------------------------------------------------------
    VIP II Investment     Investing in U.S. dollar-denominated           Seeks as high a level of current income as
      Grade Bond          investment- grade bonds.                       is consistent with the preservation of
                                                                         capital.
-------------------------------------------------------------------------------------------------------------------
    VIP II Asset          Allocating the Fund's assets among stocks,     Seeks to maximize total return by
      Manager: Growth     bonds, and short-term and money market         allocating its assets among stocks, bonds,
                          instruments. Maintaining a neutral mix over    short-term instruments and other
                          time of 70% of assets in stocks, 25% of        investments.
                          assets in bonds, and 5% of assets in
                          short-term and money market instruments.
-------------------------------------------------------------------------------------------------------------------


                                     BRAVO!

-------------------------------------------------------------------------------------------------------------------
       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
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    VIP II Contrafund     Investing primarily in common stocks.          Seeks long-term capital appreciation.
                          Investing in securities of companies whose
                          value it believes is not fully recognized
                          by the public.
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  ALGER AMERICAN FUND
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    Balanced              The portfolio focuses on stocks of             Seeks current income and long-term capital
                          companies with growth potential and fixed      appreciation by investment in common
                          income securities, with emphasis on            stocks and fixed income and convertible
                          income-producing securities which appear to    securities, with emphasis on income
                          have some potential for capital                producing securities which appear to have
                          appreciation. Under normal circumstances,      potential for capital appreciation.
                          it invests in common stocks and fixed
                          income securities, which include commercial
                          paper and bonds rated within the four
                          highest rating categories by an established
                          rating agency or if not rated, which are
                          determined by the manager to be of
                          comparable quality. Ordinarily, at least
                          25% of the portfolio's net assets are
                          invested in fixed-income securities.
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    Leveraged AllCap      Under normal circumstances, the portfolio      Seeks long-term capital appreciation.
                          invests in the equity securities of
                          companies of any size which demonstrate
                          promising growth potential. The portfolio
                          can leverage, that is, borrow money, up to
                          one-third of its total assets to buy
                          additional securities. By borrowing money,
                          the portfolio has the potential to increase
                          its returns if the increase in the value of
                          the securities purchased exceeds the cost
                          of borrowing, including interest paid on
                          the money borrowed.
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  MFS TRUST
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    Utilities Series      Invests, under normal market conditions, at    Will seek capital growth and current
                          least 65% of its total assets in equity and    income (income above that available from a
                          debt securities of both domestic and           portfolio invested entirely in equity
                          foreign companies in the utilities             securities).
                          industry.
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    Global Governments    Invests, under normal market conditions, at    Will seek to provide income and capital
      Series              least 65% of its total assets in debt          appreciation.
                          obligations that are issued or guaranteed
                          as to principal and interest by either (1)
                          the U.S. Government, its agencies,
                          authorities or instrumentalities or (2) the
                          governments of foreign countries (including
                          emerging markets). May also invest in
                          corporate bonds (including lower rated
                          bonds commonly known as junk bonds) and
                          mortgage-backed and assets-backed
                          securities.
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    New Discovery Series  Invests, under normal market conditions, at    Will seek capital appreciation.
                          least 65% of its total assets in common
                          stocks and related securities, such as
                          preferred stocks, convertible securities
                          and depositary receipts for those
                          securities, of emerging growth companies.
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  UNIVERSAL INSTITUTIONAL FUNDS
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    Emerging Markets      Invests primarily in equity securities of      Long-term capital appreciation.
      Equity              emerging market country issuers with a
                          focus on those issuers with attractive
                          growth characteristics, reasonable
                          valuations, and managements with a strong
                          shareholder value orientation.
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    Global Equity         Invests primarily in equity securities of      Long-term capital appreciation.
                          issuers throughout the world, including
                          U.S. issuers and emerging market countries,
                          using an approach based on individual stock
                          selection and emphasizing a bottom up
                          approach to identify stocks that are
                          undervalued.
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                                     BRAVO!

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       PORTFOLIO                      INVESTMENT POLICIES                                OBJECTIVE
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    International Magnum  Invests primarily in equity securities of      Long-term capital appreciation.
                          non-U.S. issuers, domiciled in countries
                          comprising the Morgan Stanley Capital
                          International Europe, Australasia, Far East
                          Index commonly known as the "EAFE Index."
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    Asian Equity          Invests primarily in equity securities of      Long-term capital appreciation.
                          Asian issuers, excluding Japan, using a
                          disciplined, value-oriented approach to
                          security selections focusing on larger
                          companies with strong management teams.
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    U.S. Real Estate      Invests primarily in equity securities of      Above-average current income and long-term
                          companies in the U.S. real estate industry,    capital appreciation.
                          including real estate investment trusts and
                          real estate operating companies.
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ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
AVLIC reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in Separate Account V if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. AVLIC may operate Separate Account V as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AVLIC separate accounts. AVLIC may also transfer the assets of Separate Account V to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, AVLIC may, by appropriate endorsement, change the Policy to reflect the changes. In addition, AVLIC may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to Separate Account V. AVLIC will determine the basis for making any new Subaccounts available to existing Policy Owners. You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between Separate Account V and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from Separate Account V to the Fixed Account are placed in AVLIC's General Account. The General Account includes all of AVLIC's assets, except those assets segregated in AVLIC's separate accounts. AVLIC has the sole discretion to invest the assets of the General Account, subject to applicable law. AVLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

AVLIC guarantees that it will credit interest at a declared rate of at least 3.5%. AVLIC may, at its discretion, set a higher declared rate(s). Each month AVLIC will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the

                                     BRAVO!

remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. AVLIC reserves the right to change the declaration practice, and the period for which a declared rate will apply.

POLICY BENEFITS
The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from AVLIC.

PURPOSES OF THE POLICY
The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of Separate Account V. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of Separate Account V. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, AVLIC will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

DEATH BENEFIT PROCEEDS
As long as the Policy remains in force, AVLIC will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured. Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or to your estate.

DEATH BENEFIT OPTIONS
The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

                                     BRAVO!

OPTION A.

                                    [GRAPH]
(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE CASH VALUE.)

              Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

                                    [GRAPH]
(OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE CASH VALUE.)

              Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's
              Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending AVLIC a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by AVLIC. A change may have federal tax consequences. If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified

                                     BRAVO!

Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by AVLIC. The Specified Amount of a Policy may be changed only once per year and AVLIC may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. AVLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount will also increase Surrender Charges. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

METHODS OF AFFECTING INSURANCE PROTECTION
You may increase or decrease the pure insurance protection provided by a Policy - the difference between the Death Benefit and the Accumulation
Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

                                     BRAVO!

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

     (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus

     (2) The value of allocations to the Fixed Account; plus

     (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus

     (4) Any Net Premiums received on that Valuation Date; less

     (5) Any partial withdrawal, and its charge, made on that Valuation Date;
         less

     (6) Any Monthly Deduction to be made on that Valuation Date; less

     (7) Any federal or state income taxes charged against the Accumulation
         Value.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:

     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus

     (2) A charge for mortality and expense risk at an annual rate of .75% in Policy Years 1-15, decreasing to .30% thereafter; minus

     (3) A charge for administrative service expenses at an annual rate of .15%; and

     (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.

(See the section on Daily Charges Against the Separate Account.)

VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
Death Benefit Proceeds under the Policy will usually be paid within seven days after AVLIC receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, AVLIC will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are

                                     BRAVO!

payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, AVLIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to AVLIC's General Account. AVLIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:


     INTEREST PAYMENT OPTION. AVLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by AVLIC.



     FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount AVLIC holds runs out.



     FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.



     LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.



     JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.


As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by AVLIC. Further, one of AVLIC's affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

LOAN BENEFITS
LOAN PRIVILEGES. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)

LOAN INTEREST. AVLIC charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value , minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount

                                     BRAVO!

or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, AVLIC will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Surrender Charge and any Accrued Expense Charges, the Policy Owner must pay the excess. AVLIC will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after AVLIC sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to AVLIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at AVLIC's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Surrenders may be subject to Surrender Charges. (See the section on Surrender Charge.) Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to AVLIC along with the request. AVLIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

PARTIAL WITHDRAWALS

Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be the greater of $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.


The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the

                                     BRAVO!

allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly
Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

TRANSFERS

Accumulation Value may be transferred among the Subaccounts of Separate Account V and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail or by telephone. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and if applicable, the Fixed Account) in which the Policy Owner is invested.


Additional restrictions on transfers may be imposed at the Fund level. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of portfolio shares, if they determine that such action is necessary in the best interests of the portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. AVLIC will not be able to process the transfer if the Fund manager refuses.


Transfers resulting from Policy loans will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. AVLIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.


Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

The privilege to initiate transactions by telephone will be made available to Policy Owners automatically. The registered representative designated on the application will have the authority to initiate telephone transfers. Policy Owners who do not wish to authorize AVLIC to accept telephone transactions from their registered representative must so specify on the application. AVLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, AVLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures AVLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; AVLIC's tape recording of all telephone transfer instructions; and AVLIC providing written confirmation of telephone transactions.

SYSTEMATIC PROGRAMS
AVLIC may offer systematic programs as discussed below. These programs will be subject to administrative guidelines AVLIC may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is

                                     BRAVO!

assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. AVLIC reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may not be advantageous, and does not guarantee success.

PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct AVLIC to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct AVLIC to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.

FREE-LOOK PRIVILEGE
You may cancel the Policy within 10 days after you receive it, within 10 days after AVLIC delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to AVLIC at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
Individuals wishing to purchase a Policy must complete an application and submit it to AVLIC's Home Office (5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to AVLIC. Acceptance is subject to AVLIC's underwriting rules, and AVLIC reserves the right to reject an application for any reason.

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by AVLIC in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) are received and available to AVLIC, and the application amendments are received and reviewed in AVLIC's Home Office. Your initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections you made in your application. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free-look privilege,

                                     BRAVO!

your initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to $100,000. Premium will not be accepted with applications for coverage in amounts of $1,000,000 or more.

PREMIUMS
No insurance will take effect before the initial premium payment is received by AVLIC in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at AVLIC's Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. AVLIC reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although AVLIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

PREMIUM LIMITS. AVLIC's current minimum premium limit is $45, $15 if paid by automatic bank draft. AVLIC currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. AVLIC reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, AVLIC will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. AVLIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

                                     BRAVO!

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. AVLIC will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, AVLIC will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

On the Issue Date, the initial Net Premium will be allocated to the Investment Options you selected. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Premium payments received by AVLIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by AVLIC for the period from the date the payment has been converted into federal funds and is available to AVLIC. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date AVLIC mails a notice that the Grace Period has begun. AVLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with AVLIC.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

Reinstatement is subject to the following:

        (1) Evidence of insurability of both Insureds satisfactory to AVLIC (including evidence of insurability of any person covered by a rider to reinstate the rider);

        (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;

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        (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;

        (4) The minimum premium required at reinstatement is the greater of:
            (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or

            (b) three times the current Monthly Deduction.

The amount of Accumulation Value on the date of reinstatement will equal:

        (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by

        (2) The premium paid at reinstatement, less

        (3) The Percent of Premium Charge for Taxes, plus

        (4) That part of the Surrender Charge that would apply if the Policy were Surrendered on the date of reinstatement.

The last addition to the Accumulation Value is designed to avoid duplicate Surrender Charges. The original Policy Date, and the dates of increases in the Specified Amount (if applicable), will be used for purposes of calculating the Surrender Charge. If any Outstanding Policy Debt is reinstated, that debt will be held in AVLIC's General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by AVLIC of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate AVLIC for:
(1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and
(4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

DEDUCTIONS FROM PREMIUM PAYMENTS
PERCENT OF PREMIUM CHARGE FOR TAXES. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 2.25%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) AVLIC does not expect to derive a profit from the Percent of Premium Charge for Taxes.

CHARGES FROM ACCUMULATION VALUE
MONTHLY DEDUCTIONS. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate AVLIC for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.

ADMINISTRATIVE EXPENSE CHARGE. To compensate AVLIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction includes a level per policy charge plus a charge per $1000 of Specified Amount. For Specified Amounts between $100,000 and $999,999, the charge is currently $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; currently there is no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. For Issue Ages 20-44, the rate is $.10, for Issue

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Ages 45-64, the rate is $.08, and for Issue Ages 65 and over, the rate is $.05. At the current time we anticipate that the charge per $1000 of Specified Amount will reduce to $0 in year 6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus $.10 per month per $1000 of Specified Amount. AVLIC does not expect to make any profit from the Administrative Expense Charge.

COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. AVLIC will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on AVLIC's expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates, Surrender Charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

RATING CLASS. The rating class of each Insured will affect the Cost of Insurance Rate. AVLIC currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

SURRENDER CHARGE
If a Policy is Surrendered on or before the 14th Policy Anniversary Date, AVLIC will assess a Surrender Charge as shown in the schedule pages of the Policy. The initial Surrender Charge is calculated based on the Issue Age, sex and risk class of each Insured, and the Specified Amount of the Policy. The Surrender Charge, if applicable, will be applied according to the following schedule. Because the Surrender Charge may be significant upon early Surrender, prospective Policy Owners should purchase a Policy only if they do not intend to Surrender the Policy for a substantial period.

The maximum Surrender Charge on a Policy we issue is $60 per $1,000 of Specified Amount.

----------------------------------------------------------------------------------------------------
                           Percent of Initial                                 Percent of Initial
                       Surrender Charge that will                         Surrender Charge that will
     Policy Year        apply during Policy Year        Policy Year        apply during Policy Year
----------------------------------------------------------------------------------------------------
         1-5                    100%                        11                      40%
---------------------
          6                      90%                        12                      30%
---------------------
          7                      80%                        13                      20%
---------------------
          8                      70%                        14                      10%
---------------------
          9                      60%                        15+                     0%
---------------------
          10                     50%
---------------------

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No Surrender Charge will be assessed on decreases in the Specified Amount of the Policy or partial withdrawals of Accumulation Value. AVLIC will, however, require additional Surrender Charges due to increases in the Specified Amount. The initial Surrender Charge applicable to the increase in Specified Amount will equal the initial Surrender Charge for the original Specified Amount, multiplied by the ratio of the increase in Specified Amount to the original Specified Amount. Surrender Charges on increases in Specified Amount will be applied with respect to Surrenders within 14 years of the date of the increase according to the same grading schedule as for the original Specified Amount.

TRANSFER CHARGE. Currently there is no charge for transfers among the investment options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate AVLIC for the costs of processing the transfer. Since the charge reimburses AVLIC only for the cost of processing the transfer, AVLIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.


PARTIAL WITHDRAWAL CHARGE. A charge will be imposed for each partial withdrawal. This charge will compensate AVLIC for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No Surrender Charge is assessed on a partial withdrawal and a partial withdrawal charge is not assessed when a Policy is Surrendered.


DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of Separate Account V to compensate AVLIC for mortality and expense risks assumed in connection with the Policy. This daily charge from Separate Account V is at the rate of 0.002050% (equivalent to an annual rate of .75%) for Policy Years 1-15 and 0.000820% (equivalent to an annual rate of .30%) thereafter. The daily charge will be deducted from the net asset value of Separate Account V, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

AVLIC believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by AVLIC is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of Separate Account V on a daily basis. This charge is applied at a rate of 0.000409% (equivalent to .15% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

FUND EXPENSE SUMMARY

In addition to the charges against Separate Account V described just above, management fees and expenses will be assessed by AIC, CAMCO, Fidelity, Alger Management, MFS and Morgan Stanley Asset Management against the amounts invested in the various portfolios. No portfolio fees will be assessed against amounts placed in the Fixed Account.



The information shown below relating to the Funds was provided to AVLIC by the Funds and AVLIC has not independently verified such information. Each of the Funds, other than the Ameritas Portfolios, is managed by an investment advisory organization that is not affiliated with AVLIC. Each such organization is entitled to receive a fee for its services based on the value of the relevant portfolio's net assets. The Ameritas Portfolios are managed by AIC, an AVLIC affiliate. CVS Social Portfolios are managed by CAMCO, also an AVLIC affiliate. Other Calvert companies provide administrative services to certain of


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the portfolios. Unless otherwise noted, the amount of expenses, including the asset based advisory fee referred to above, borne by each portfolio for the fiscal year ended December 31, 1999, was as follows:


                                                                                                 TOTAL
                                                                                              (Reflecting
                               INVESTMENT                                     WAIVERS       WAIVERS AND/OR
                               ADVISORY &    12B-1      OTHER                  AND/OR       REIMBURSEMENTS,
          PORTFOLIO            MANAGEMENT   EXPENSE    EXPENSES    TOTAL   REIMBURSEMENTS       IF ANY)
          ---------            ----------   --------   --------    -----   --------------   ---------------
AMERITAS PORTFOLIOS(1)
Ameritas Money Market            0.25%      --          0.08%      0.33%       0.05%             0.28%
Ameritas Index 500               0.29%      --          0.11%      0.40%       0.10%             0.30%
Ameritas Growth                  0.80%      --          0.10%      0.90%       0.09%             0.81%
Ameritas Income & Growth         0.675%     --         0.115%      0.79%       0.09%             0.70%
Ameritas Small Capitalization    0.90%      --          0.10%      1.00%       0.08%             0.92%
Ameritas MidCap Growth           0.85%      --          0.12%      0.97%       0.11%             0.86%
Ameritas Emerging Growth         0.80%      --          0.18%      0.98%       0.11%             0.87%
Ameritas Research                0.80%      --          0.62%      1.42%       0.54%             0.88%
Ameritas Growth With Income      0.80%      --          0.46%      1.26%       0.36%             0.90%
CVS SOCIAL PORTFOLIOS
CVS Social Small Cap Growth      1.00%      --          0.58%(2)   1.58%          --             1.58%
CVS Social Mid Cap Growth        0.90%      --          0.21%(2)   1.11%          --             1.11%
CVS Social International
  Equity                         1.10%      --          0.50%(2)   1.60%(3)        --            1.60%
CVS Social Balanced Portfolio    0.70%      --          0.19%(2)   0.89%          --             0.89%
FIDELITY PORTFOLIOS
VIP Equity-Income: Service
  Class                          0.48%       0.10%      0.09%      0.67%       0.01%             0.66%(4)
VIP Growth: Service Class        0.58%       0.10%      0.09%      0.77%       0.02%             0.75%(4)
VIP High Income: Service
  Class                          0.58%       0.10%      0.11%      0.79%          --             0.79%
VIP Overseas: Service Class      0.73%       0.10%      0.18%      1.01%       0.03%             0.98%(4)
VIP II Asset Manager: Service
  Class                          0.53%       0.10%      0.11%      0.74%       0.01%             0.73%(4)
VIP II Investment Grade Bond:
  Initial Class                  0.43%      --          0.11%      0.54%          --             0.54%
VIP II Asset Manager: Growth:
  Service Class                  0.58%       0.10%      0.14%      0.82%       0.01%             0.81%(4)
VIP II Contrafund: Service
  Class                          0.58%       0.10%      0.10%      0.78%       0.03%             0.75%(4)
ALGER AMERICAN FUND(5)
Balanced                         0.75%      --          0.18%      0.93%          --             0.93%
Leveraged AllCap                 0.85%      --          0.08%      0.93%          --             0.93%
MFS TRUST
Utilities                        0.75%      --          0.16%(6)   0.91%          --             0.91%
Global Governments               0.75%      --          0.30%(6)   1.05%       0.14%             0.91%(7)
New Discovery                    0.90%      --          1.59%(6)   2.49%       1.42%             1.07%(7)
UNIVERSAL INSTITUTIONAL FUNDS
Emerging Markets Equity          1.25%      --          1.37%      2.62%       0.83%             1.79%(8)
Global Equity                    0.80%      --          0.68%      1.48%       0.33%             1.15%(8)
International Magnum             0.80%      --          0.87%      1.67%       0.51%             1.16%(8)
Asian Equity                     0.80%      --          2.23%      3.03%       1.76%             1.27%(8)
U.S. Real Estate                 0.80%      --          1.10%      1.90%       0.80%             1.10%(8)

---------------
(1) The Portfolio's aggregate expenses are limited for a period of one year following November 1, 1999 (October 29, 1999 for Ameritas Money Market). Following this one year period, expenses of the Ameritas Portfolios will not be permitted to exceed an expense ratio which is .10% greater than the prior expense ratio of the corresponding replaced fund, unless an amendment to the investment advisory contract is approved modifying or eliminating the expense guarantee. Total expenses have been restated to reflect the above.

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(2) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be as follows:

CVS Social Small Cap Growth                   1.15%
CVS Social Mid Cap Growth                     1.02%
CVS Social International Equity               1.50%
CVS Social Balanced Portfolio                 0.86%

(3) Total expenses have been restated to reflect expenses expected to be incurred in 2000.

(4) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, through arrangements with certain Funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable Fund's expenses. Including these reductions, the total operating expenses presented in the table would have been:

VIP Equity-Income: Service Class              0.67%
VIP Growth: Service Class                     0.77%
VIP Overseas: Service Class                   1.01%
VIP II Asset Manager: Service Class           0.74%
VIP II Asset Manager: Growth: Service Class   0.82%
VIP II Contrafund: Service Class              0.78%

(5) Fred Alger Management, Inc. ("Alger Management") has agreed to reimburse the portfolios to the extent that the aggregate annual expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed respectively: Alger American Balanced, 1.25%, and Alger American Leveraged AllCap, 1.50%. Included in "Other Expenses" of Leveraged AllCap is 0.01% of interest expense.

(6) Each MFS Trust series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these reductions been taken into account, "Total (reflecting waivers and/or reimbursements, if any)" would be lower and would equal 0.90% for Utilities Series and Global Governments Series and 1.05% for New Discovery Series.

(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Global Governments Series and New Discovery Series such that the each series "Other Expenses" (after taking into account the expense offset arrangement described at (4), above) do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Utilities Series has no such limitation. These contracted fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(8) The Portfolios' investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each Portfolio so that total annual operating expenses for each Universal Institutional Funds ("UIF") Portfolio will not exceed:

UIF Emerging Markets Equity Portfolio          1.75%
UIF Global Equity Portfolio                    1.15%
UIF International Magnum Portfolio             1.15%
UIF Asian Equity Portfolio                     1.20%
UIF U.S. Real Estate Portfolio                 1.10%

    The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

    In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the Portfolios' total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

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    For the year ended December 31, 1999, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each Portfolio, including certain investment related expenses, were as stated in the table.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

AVLIC may receive administrative fees from the investment advisers of certain Funds. AVLIC currently does not assess a separate charge against Separate Account V or the Fixed Account for any federal, state or local income taxes. AVLIC may, however, make such a charge in the future if income or gains within Separate Account V will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of AVLIC changes.

GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by AVLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from AVLIC.

CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. AVLIC will not be liable for any payment made or action taken before the change is recorded.

CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with AVLIC at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and AVLIC will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to AVLIC and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated Beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives at the time of the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY AVLIC cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, AVLIC cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective

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date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

MISSTATEMENT OF AGE AND SEX. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.

SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, AVLIC will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, AVLIC's liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of Separate Account V's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

REPORTS AND RECORDS. AVLIC will maintain all records relating to Separate Account V and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to AVLIC immediately to assure proper crediting to the Policy. AVLIC will assume all transactions are accurately reported on quarterly statements unless AVLIC is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

ADDITIONAL INSURANCE BENEFITS (RIDERS). Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

     ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (LIVING BENEFIT RIDER). Upon Satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the surviving Insured after the two-year contestable period (no waiting period in certain states), AVLIC will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

     Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by AVLIC or its affiliates that provide coverage on the surviving Insured. AVLIC may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

     Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a

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     non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

     The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

     ESTATE PROTECTION RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

     FIRST-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

     SECOND-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

     TERM RIDER FOR COVERED INSURED. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

     TOTAL DISABILITY RIDER. This rider provides for the payment by AVLIC of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

     POLICY SPLIT OPTION. This rider allows the Policy to be split into two individual policies, subject to evidence of insurability on both Insureds.

DISTRIBUTION OF THE POLICIES


The principal underwriter for the Policies is AIC, a wholly owned subsidiary of AMAL Corporation and an affiliate of AVLIC. AIC was organized under Nebraska law on December 29, 1983, and is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers ("NASD"). AVLIC pays AIC for acting as the principal underwriter under an Underwriting Agreement. In 1999, AIC received gross variable universal life compensation of $12,586,675, and retained $352,850 in underwriting fees, and $2,535 in brokerage commissions on AVLIC's variable universal life policies.


AIC offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC also serves as principal underwriter for AVLIC's variable annuities, and for Ameritas Life's variable life and variable annuity. AIC is the underwriter for the Ameritas Portfolios, and also serves as its investment adviser. It also has executed selling agreements with a variety of mutual funds, unit investment trusts and direct participation programs.

The Policies are sold through registered representatives of AIC or other broker-dealers which have entered into selling agreements with AVLIC or AIC. These registered representatives are also licensed by state insurance officials to sell AVLIC's variable life policies. Each of the broker-dealers with a selling agreement is registered with the SEC and is a member of the NASD.

Under these selling agreements, AVLIC pays commission to the broker-dealers, which in turn pay commissions to the registered representative who sells this Policy. During the first Policy Year, the commission may equal an amount up to 95% of the first year target premium paid plus the first year cost of any riders and 2% for premiums paid in excess of the first year target premium. For Policy Years two through four, the commission may equal an amount up to 2% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of
 .25% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, AVLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered representatives who meet certain production standards may receive additional compensation. AVLIC may

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reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of AVLIC or any of its affiliates, employees and registered representatives of any broker-dealer that has entered into a sales agreement with AVLIC or AIC and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

FEDERAL TAX MATTERS


The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments - Percent of Premium Charge for Taxes.) This discussion is based upon AVLIC's understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. AVLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy Owner or Beneficiary may be altered.



(1) TAXATION OF AVLIC. AVLIC is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, (the "Code"). At this time, since Separate Account V is not a separate entity from AVLIC, and its operations form a part of AVLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of Separate Account V are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. AVLIC believes that Separate Account V net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.


      AVLIC does not currently expect to incur any federal income tax liability attributable to Separate Account V with respect to the sale of the Policies. Accordingly, no charge is being made currently to Separate Account V for federal income taxes. If, however, AVLIC determines that it may incur such taxes attributable to Separate Account V, it may assess a charge for such taxes against Separate Account V.

      AVLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against Separate Account V. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account V, if any, may be assessed against Separate Account V.

(2) TAX STATUS OF THE POLICY. The Code (Section 7702) includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While AVLIC believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). AVLIC reserves the right to make changes to the Policy if deemed appropriate by AVLIC to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

      The Code (Section 7702A) also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a

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      "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

      Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by AVLIC within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by AVLIC to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under
      Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


      The Code (Section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. Separate Account V, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.



      While AIC and CAMCO, AVLIC affiliates, are the advisers to certain of the portfolios, AVLIC does not have control over any of the Funds or their investments. However, AVLIC believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, AVLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.


      In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, AVLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of Separate Account V or otherwise to qualify the Policy for favorable tax treatment.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.


(3) TAX TREATMENT OF POLICY PROCEEDS. AVLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, AVLIC believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.


      Distributions From Policies That Are Not "Modified Endowment Contracts." Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death

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      Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete Surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy Owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.


      AVLIC also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


      Except for Policies with respect to a limited number of key persons of an employer (both as defined in the Internal Revenue Code), and subject to applicable interest rate caps and debt limits, the Health Insurance Portability and Accountability Act of 1996 (the "Health Insurance Act") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in the Health Insurance Act. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.


      Distributions From Policies That Are "Modified Endowment Contracts." Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer's age
      59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

      The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.)

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      may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.


      Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.



YOU SHOULD CONSULT QUALIFIED TAX AND/OR LEGAL ADVISORS TO OBTAIN COMPLETE INFORMATION ON FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS APPLICABLE TO YOUR PARTICULAR SITUATION.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

AVLIC holds the assets of Separate Account V. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. AVLIC maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

AVLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. AVLIC does not engage any such third parties to offer such services of any type. In certain cases, AVLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with AVLIC for the sale of Policies. AVLIC takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

AVLIC is the legal holder of the shares held in the Subaccounts of Separate Account V and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, AVLIC will vote all shares of each of the Funds held in Separate Account V at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by AVLIC in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, AVLIC may elect to vote shares of the Fund in its own right.

DISREGARD OF VOTING INSTRUCTION. AVLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, AVLIC itself may disregard voting

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instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if AVLIC reasonably disapproves those changes in accordance with applicable federal regulations. If AVLIC does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.

STATE REGULATION OF AVLIC

AVLIC, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of AVLIC and Separate Account V as of December 31 of the preceding year must be filed with the Nebraska Department of Insurance. Periodically, the Nebraska Department of Insurance examines the liabilities and reserves of AVLIC and Separate Account V.

In addition, AVLIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

EXECUTIVE OFFICERS AND DIRECTORS OF AVLIC

This list shows name and position(s) with AVLIC followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

LAWRENCE J. ARTH, DIRECTOR, CHAIRMAN OF THE BOARD, AND CHIEF EXECUTIVE OFFICER* Director, Chairman of the Board, and Chief Executive Officer: Ameritas Life; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life.

WILLIAM J. ATHERTON, DIRECTOR, PRESIDENT, AND CHIEF OPERATING OFFICER*
Director: AMAL Corporation; President: North American Security Life Insurance Company; also served as officer and/or director of other subsidiaries and/or affiliates of North American.

KENNETH C. LOUIS, DIRECTOR, EXECUTIVE VICE PRESIDENT*

Director, President and Chief Operating Officer: Ameritas Life; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life.


GARY R. McPHAIL, DIRECTOR, EXECUTIVE VICE PRESIDENT**

Director, President, and Chief Executive Officer: AmerUs Life***; also serves as officer and/or director of other subsidiaries and/or affiliates of AmerUs Life; Executive Vice President -- Marketing and Individual Operations: New York Life Insurance Company; President: Lincoln National Sales Corporation.



ROBERT C. BARTH, CONTROLLER*


Vice President and Controller: Ameritas Life.


CHARLES J. CAVANAUGH, SENIOR VICE PRESIDENT, NATIONAL SALES MANAGER* Director, Product Manufacturing and Supply: Merrill Lynch Insurance Group; Director of Marketing: ITT Hartford Life Insurance Companies.

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BRIAN J. CLARK, VICE PRESIDENT-FIXED ANNUITY PRODUCT DEVELOPMENT**

Senior Vice President -- Product Management: AmerUs Life***.


MICHAEL G. FRAIZER, DIRECTOR**

Controller: AmerUs Life***; also serves as director of an affiliate of AVLIC.


THOMAS C. GODLASKY, DIRECTOR, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT
OFFICER**

Executive Vice President and Chief Investment Officer: AmerUs Life Holdings, Inc.; Executive Vice President and Chief Investment Officer: AmerUs Life***; Manager-Fixed Income and Derivatives Department: Providian Corporation; also serves as director of an affiliate of AVLIC; also serves as officer and/or director of other affiliates of AmerUs Life.


JOSEPH K. HAGGERTY, ASSISTANT GENERAL COUNSEL**

Senior Vice President and General Counsel: AmerUs Life Holdings, Inc.; Senior Vice President and General Counsel: AmerUs Life***; Senior Vice President, Deputy General Counsel: I.C.H. Corporation; also serves as an officer to an affiliate of AVLIC, and served as officer and/or director of other subsidiaries and/or affiliates of I.C.H. Corporation; also serves as officer of other affiliates of AmerUs Life.



SANDRA K. HOLMES, VICE PRESIDENT -- FIXED ANNUITY CUSTOMER SERVICE**


Senior Vice President: AmerUs Life.***


KENNETH R. JONES, VICE PRESIDENT -- CORPORATE COMPLIANCE AND ASSISTANT
SECRETARY*
Vice President, Corporate Compliance & Assistant Secretary: Ameritas Life; also serves as officer of other subsidiaries and/or affiliates of Ameritas Life.


ROBERT G. LANGE, ASSISTANT SECRETARY*


Vice President and General Counsel-Insurance and Assistant Secretary: Ameritas Life; also serves as officer of other subsidiaries and/or affiliates of Ameritas Life; Director: Nebraska Department of Insurance.


CYNTHIA J. LAVELLE, VICE PRESIDENT -- PRODUCT, OPERATIONS AND SUPPORT* Assistant Vice President -- Variable Operations: Ameritas Life.

WILLIAM W. LESTER, TREASURER*
Senior Vice President -- Investments and Treasurer: Ameritas Life; also serves as officer of affiliates of Ameritas Life.


JOANN M. MARTIN, DIRECTOR, VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Senior Vice President and Chief Financial Officer: Ameritas Life; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life.

SHEILA SANDY, ASSISTANT SECRETARY**

Manager Annuity Services: AmerUs Life.***


DONALD R. STADING, SECRETARY AND GENERAL COUNSEL*
Senior Vice President, Secretary and Corporate General Counsel: Ameritas Life; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life.

KEVIN WAGONER, ASSISTANT TREASURER**

Director Investment Accounting: AmerUs Life***; Senior Financial Analyst: Target Stores.

---------------

  * Principal business address: Ameritas Variable Life Insurance Company
                     5900 "O" Street, P.O. Box 82550
                     Lincoln, Nebraska 68501

                                     BRAVO!

 ** Principal business address: AmerUs Life Insurance Company
 611 Fifth Avenue
                     Des Moines, Iowa 50309

*** Central Life Assurance Company merged with American Mutual Life Insurance
    Company on December 31, 1994. Central Life Assurance Company was the survivor of the merger. Contemporaneous with the merger, Central Life Assurance Company changed its name to American Mutual Life Insurance Company. (American Mutual Life Insurance Company changed its name to AmerUs Life Insurance Company on July 1, 1996.)

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and AVLIC's right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Secretary and General Counsel of AVLIC.

LEGAL PROCEEDINGS

There are no legal proceedings to which Separate Account V is a party or to which the assets of Separate Account V are subject. AVLIC is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to Separate Account V. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.

EXPERTS


The financial statements of AVLIC as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the subaccounts of Separate Account V as of December 31, 1999, and for each of the three years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


Actuarial matters included in this prospectus have been examined by Russell J. Wiltgen, Vice President Individual Product Management of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning Separate Account V, AVLIC and the Policy offered hereby. Statements contained in this prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The financial statements of AVLIC which are included in this prospectus should be considered only as bearing on the ability of AVLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Separate Account V.

                                     BRAVO!

INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statement of net assets of each of the subaccounts of Ameritas Variable Life Insurance Company Separate Account V, (comprising, respectively, the Money Market Portfolio Initial Class, Equity-Income Portfolio Initial Class, Equity- Income Portfolio Service Class (commenced November 2, 1999), Growth Portfolio Initial Class, Growth Portfolio Service Class (commenced November 2, 1999), High Income Portfolio Initial Class, Overseas Portfolio Initial Class, and Overseas Portfolio Service Class (commenced December 7, 1999) of the Variable Insurance Products Fund; the Asset Manager Portfolio Initial Class, Asset Manager Portfolio Service Class (commenced November 29, 1999), Investment Grade Bond Portfolio Initial Class, Contrafund Portfolio Initial Class, Contrafund Portfolio Service Class (commenced November 29, 1999), Index 500 Portfolio Initial Class and Asset Manager Growth Portfolio Initial Class of the Variable Insurance Products Fund II; the Small Capitalization Portfolio, Growth Portfolio, Income and Growth Portfolio, Midcap Growth Portfolio, Balanced Portfolio, and Leveraged Allcap Portfolio of the Alger American Fund; the Emerging Growth Series Portfolio, World Governments Series Portfolio, Utilities Series Portfolio, Research Series Portfolio (commenced April 8, 1997), Growth with Income Series Portfolio (commenced April 3, 1997), and New Discovery Series Portfolio (commenced November 12, 1999) of the MFS Variable Insurance Trust; the Asian Equity Portfolio (commenced April 22, 1997), Emerging Markets Equity Portfolio, Global Equity Portfolio (commenced April 17, 1997), International Magnum Portfolio (commenced April 7, 1997), and U.S. Real Estate Portfolio (commenced April 28,
1997) of the Morgan Stanley Dean Witter Universal Funds, Inc.; the Ameritas Emerging Growth Portfolio (commenced October 29, 1999), Ameritas Growth Portfolio (commenced October 29, 1999), Ameritas Growth with Income Portfolio (commenced October 29, 1999), Ameritas Income and Growth Portfolio (commenced October 29, 1999), Ameritas Index 500 Portfolio (commenced October 29, 1999), Ameritas Midcap Growth Portfolio (commenced October 29, 1999), Ameritas Money Market Portfolio (commenced October 28, 1999), Ameritas Research Portfolio (commenced October 29, 1999), Ameritas Small Capitalization Portfolio (commenced October 29, 1999) of the Calvert Variable Series, Inc., Ameritas Portfolios; and the Stock Index Fund Portfolio of the Dreyfus Stock Index Fund) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 1999, and the results of its operations and changes in net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                     F-I- 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS
INVESTMENTS AT NET ASSET VALUE:
  VARIABLE INSURANCE PRODUCTS FUND:
     Equity-Income Portfolio Initial Class (Equity Income
      I-Class) -- 1,200,052.051 shares at $25.71 per share
      (cost $21,449,489)....................................  $ 30,853,338
     Equity-Income Portfolio Service Class (Equity Income
      S-Class) -- 23.348 shares at $25.66 per share (cost
      $594).................................................           599
     Growth Portfolio Initial Class (Growth
      I-Class) -- 1,206,269.664 shares at $54.93 per share
      (cost $32,300,729)....................................    66,260,394
     Growth Portfolio Service Class (Growth
      S-Class) -- 361.373 shares at $54.80 per share (cost
      $19,113)..............................................        19,803
     High Income Portfolio Initial Class (High Income
      I-Class) -- 643,493.640 shares at $11.31 per share
      (cost $6,964,598).....................................     7,277,912
     Overseas Portfolio Initial Class (Overseas
      I-Class) -- 660,786.721 shares at $27.44 per share
      (cost $9,282,319).....................................    18,131,989
     Overseas Portfolio Service Class (Overseas
      S-Class) -- 1.414 shares at $27.38 per share (cost
      $36)..................................................            39
  VARIABLE INSURANCE PRODUCTS FUND II:
     Asset Manager Portfolio Initial Class (Asset Manager
      I-Class) -- 1,769,690.988 shares at $18.67 per share
      (cost $25,080,444)....................................    33,040,130
     Asset Manager Portfolio Service Class (Asset Manager
      S-Class) -- 21.069 shares at $18.59 per share (cost
      $384).................................................           392
     Investment Grade Bond Portfolio Initial Class
      (Investment Grade Bond I-Class) -- 310,807.857 shares
      at $12.16 per share (cost $3,717,866).................     3,779,423
     Contrafund Portfolio Initial Class (Contrafund
      I-Class) -- 714,800.541 shares at $29.15 per share
      (cost $13,879,737)....................................    20,836,438
     Contrafund Portfolio Service Class (Contrafund
      S-Class) -- 299.329 shares at $29.10 per share (cost
      $8,528)...............................................         8,710
     Asset Manager Growth Portfolio Initial Class (Asset
      Manager Growth I-Class) -- 236,100.860 shares at
      $18.38 per share (cost $3,489,495)....................     4,339,535
  ALGER AMERICAN FUND:
     Balanced Portfolio (Balanced) -- 326,807.439 shares at
      $15.57 per share (cost $3,861,056)....................     5,088,391
     Leveraged Allcap Portfolio (Leveraged
      Allcap) -- 367,145.479 shares at $57.97 per share
      (cost $12,666,837)....................................    21,283,423

The accompanying notes are an integral part of these financial statements.

                                     F-I- 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS, CONTINUED

MFS VARIABLE INSURANCE TRUST:
     World Governments Series Portfolio (World Governments
      Series) -- 40,718.448 shares at $10.03 per share (cost
      $411,142).............................................  $    408,406
     Utilities Series Portfolio (Utilities
      Series) -- 232,575.290 shares at $24.16 per share
      (cost $4,106,211).....................................     5,619,019
     New Discovery Series Portfolio (New Discovery
      Series) -- 8,750.402 shares at $17.27 per share (cost
      $143,173).............................................       151,120
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
     Asian Equity Portfolio (Asian Equity) -- 116,856.034
      shares at $9.34 per share (cost $757,264).............     1,091,435
     Emerging Markets Equity Portfolio (Emerging Markets
      Equity) -- 157,426.804 shares at $13.84 per share
      (cost $1,624,721).....................................     2,178,789
     Global Equity Portfolio (Global Equity) -- 207,539.068
      shares at $12.88 per share (cost $2,574,700)..........     2,673,103
     International Magnum Portfolio (International
      Magnum) -- 126,932.562 shares at $13.89 per share
      (cost $1,460,963).....................................     1,763,093
     U.S. Real Estate Portfolio (U.S. Real
      Estate) -- 96,540.525 shares at $9.11 per share (cost
      $1,036,611)...........................................       879,484
CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
     Ameritas Emerging Growth Portfolio (Emerging
      Growth) -- 623,113.360 shares at $37.86 per share
      (cost $16,161,699)....................................    23,591,072
     Ameritas Growth Portfolio (Growth) -- 564,421.258
      shares at $64.83 per share (cost $31,702,408).........    36,591,430
     Ameritas Growth with Income Portfolio (Growth with
      Income) -- 181,873.924 shares at $21.17 per share
      (cost $3,680,933).....................................     3,850,270
     Ameritas Income and Growth Portfolio (Income and
      Growth) -- 668,452.484 shares at $17.35 per share
      (cost $9,316,921).....................................    11,597,650
     Ameritas Index 500 Portfolio (Index 500) -- 181,738.510
      shares at $167.30 per share (cost $28,210,421)........    30,404,852
     Ameritas Midcap Growth Portfolio (Midcap
      Growth) -- 505,493.406 shares at $31.50 per share
      (cost $13,387,683)....................................    15,923,042
     Ameritas Money Market Portfolio (Money
      Market) -- 18,688,200.480 shares at $1.00 per share
      (cost $18,688,200)....................................    18,688,200
     Ameritas Research Portfolio (Research) -- 187,533.532
      shares at $22.99 per share (cost $3,784,743)..........     4,311,395
     Ameritas Small Capitalization Portfolio (Small
      Cap) -- 568,578.051 shares at $56.42 per share (cost
      $25,098,528)..........................................    32,079,174
                                                              ------------
     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS.........  $402,722,050
                                                              ============

The accompanying notes are an integral part of these financial statements.

                                     F-I- 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                             VARIABLE INSURANCE
                                                                               PRODUCTS FUND
                                                                           ----------------------
                                                                             MONEY       EQUITY
                                                                            MARKET       INCOME
                                                                TOTAL       I-CLASS     I-CLASS
                                                             -----------   ---------   ----------
                           1999
INVESTMENT INCOME:
  Dividend distributions received..........................  $ 4,242,954   $ 624,763   $  438,682
  Mortality and expense risk charge........................   (2,932,292)   (103,738)    (285,410)
                                                             -----------   ---------   ----------
NET INVESTMENT INCOME (LOSS)...............................    1,310,662     521,025      153,272
                                                             -----------   ---------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions..........................   18,596,394          --      969,719
  Net change in unrealized appreciation (depreciation).....   65,629,180          --      411,890
                                                             -----------   ---------   ----------
NET GAIN (LOSS) ON INVESTMENTS.............................   84,225,574          --    1,381,609
                                                             -----------   ---------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $85,536,236   $ 521,025   $1,534,881
                                                             ===========   =========   ==========
                           1998
INVESTMENT INCOME:
  Dividend distributions received..........................  $ 3,349,781   $ 571,068   $  350,608
  Mortality and expense risk charge........................   (2,163,874)   (100,578)    (257,976)
                                                             -----------   ---------   ----------
NET INVESTMENT INCOME (LOSS)...............................    1,185,907     470,490       92,632
                                                             -----------   ---------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions..........................   17,147,973          --    1,247,753
  Net change in unrealized appreciation (depreciation).....   30,032,940          --    1,327,445
                                                             -----------   ---------   ----------
NET GAIN (LOSS) ON INVESTMENTS.............................   47,180,913          --    2,575,198
                                                             -----------   ---------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $48,366,820   $ 470,490   $2,667,830
                                                             ===========   =========   ==========
                           1997
INVESTMENT INCOME:
  Dividend distributions received..........................  $ 2,670,710   $ 463,675   $  290,414
  Mortality and expense risk charge........................   (1,574,558)    (84,611)    (201,066)
                                                             -----------   ---------   ----------
NET INVESTMENT INCOME (LOSS)...............................    1,096,152     379,064       89,348
                                                             -----------   ---------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions..........................    6,045,040          --    1,460,138
  Net change in unrealized appreciation (depreciation).....   21,418,187          --    3,371,385
                                                             -----------   ---------   ----------
NET GAIN (LOSS) ON INVESTMENTS.............................   27,463,227          --    4,831,523
                                                             -----------   ---------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $28,559,379   $ 379,064   $4,920,871
                                                             ===========   =========   ==========

---------------
(1) Commenced business 11/02/99
(2) Commenced business 11/02/99
(3) Commenced business 12/07/99

The accompanying notes are an integral part of these financial statements.

                                     F-I- 4

                    VARIABLE INSURANCE PRODUCTS FUND
    ----------------------------------------------------------------
      EQUITY
      INCOME       GROWTH        GROWTH     HIGH INCOME    OVERSEAS     OVERSEAS
    S-CLASS(1)     I-CLASS     S-CLASS(2)     I-CLASS      I-CLASS     S-CLASS(3)
    ----------   -----------   ----------   -----------   ----------   ----------
       $ --      $    82,737      $ --      $   792,857   $  226,340      $ --
         --         (489,259)       (5)         (69,467)    (138,144)       --
       ----      -----------      ----      -----------   ----------      ----
         --         (406,522)       (5)         723,390       88,196        --
       ----      -----------      ----      -----------   ----------      ----
         --        5,202,111        --           29,639      365,064        --
          5       12,361,324       690         (141,192)   5,444,790         3
       ----      -----------      ----      -----------   ----------      ----
          5       17,563,435       690         (111,553)   5,809,854         3
       ----      -----------      ----      -----------   ----------      ----
       $  5      $17,156,913      $685      $   611,837   $5,898,050      $  3
       ====      ===========      ====      ===========   ==========      ====
       $ --      $   167,972      $ --      $   558,849   $  271,677      $ --
         --         (354,109)       --          (73,002)    (128,820)       --
       ----      -----------      ----      -----------   ----------      ----
         --         (186,137)       --          485,847      142,857        --
       ----      -----------      ----      -----------   ----------      ----
         --        4,393,780        --          355,102      800,734        --
         --        8,556,162        --       (1,057,850)     959,668        --
       ----      -----------      ----      -----------   ----------      ----
         --       12,949,942        --         (702,748)   1,760,402        --
       ----      -----------      ----      -----------   ----------      ----
       $ --      $12,763,805      $ --      $  (216,901)  $1,903,259      $ --
       ====      ===========      ====      ===========   ==========      ====
       $ --      $   177,070      $ --      $   456,382   $  183,138      $ --
         --         (278,073)       --          (65,009)    (115,217)       --
       ----      -----------      ----      -----------   ----------      ----
         --         (101,003)       --          391,373       67,921        --
       ----      -----------      ----      -----------   ----------      ----
         --          792,600        --           56,407      727,004        --
         --        5,089,744        --          585,776      646,688        --
       ----      -----------      ----      -----------   ----------      ----
         --        5,882,344        --          642,183    1,373,692        --
       ----      -----------      ----      -----------   ----------      ----
       $ --      $ 5,781,341      $ --      $ 1,033,556   $1,441,613      $ --
       ====      ===========      ====      ===========   ==========      ====

                                     F-I- 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                            VARIABLE INSURANCE PRODUCTS FUND II
                                                   -----------------------------------------------------
                                                                                INVESTMENT
                                                     ASSET          ASSET         GRADE
                                                    MANAGER        MANAGER         BOND       CONTRAFUND
                                                    I-CLASS      S-CLASS (1)     I-CLASS       I-CLASS
                                                   ----------    -----------    ----------    ----------
                     1999
INVESTMENT INCOME:
  Dividend distributions received..............    $1,054,568        $--        $ 178,023     $   68,862
  Mortality and expense risk charge............      (290,374)       --           (39,812)      (148,735)
                                                   ----------        --         ---------     ----------
NET INVESTMENT INCOME (LOSS)...................       764,194        --           138,211        (79,873)
                                                   ----------        --         ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............     1,335,786        --            55,850        504,989
  Net change in unrealized appreciation
     (depreciation)............................       995,823         8          (290,852)     3,286,645
                                                   ----------        --         ---------     ----------
NET GAIN (LOSS) ON INVESTMENTS.................     2,331,609         8          (235,002)     3,791,634
                                                   ----------        --         ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................    $3,095,803        $8         $ (96,791)    $3,711,761
                                                   ==========        ==         =========     ==========
                     1998
INVESTMENT INCOME:
  Dividend distributions received..............    $  882,316        $--        $ 146,622     $   56,896
  Mortality and expense risk charge............      (271,404)       --           (39,733)       (93,506)
                                                   ----------        --         ---------     ----------
NET INVESTMENT INCOME (LOSS)...................       610,912        --           106,889        (36,610)
                                                   ----------        --         ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............     2,646,949        --            17,396        418,590
  Net change in unrealized appreciation
     (depreciation)............................       637,938        --           179,497      2,407,939
                                                   ----------        --         ---------     ----------
NET GAIN (LOSS) ON INVESTMENTS.................     3,284,887        --           196,893      2,826,529
                                                   ----------        --         ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................    $3,895,799        $--        $ 303,782     $2,789,919
                                                   ==========        ==         =========     ==========
                     1997
INVESTMENT INCOME:
  Dividend distributions received..............    $  782,791        $--        $ 138,030     $   28,971
  Mortality and expense risk charge............      (232,839)       --           (25,608)       (50,896)
                                                   ----------        --         ---------     ----------
NET INVESTMENT INCOME (LOSS)...................       549,952        --           112,422        (21,925)
                                                   ----------        --         ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............     1,963,611        --                --         76,565
  Net change in unrealized appreciation
     (depreciation)............................     1,992,988        --            89,590        991,738
                                                   ----------        --         ---------     ----------
NET GAIN (LOSS) ON INVESTMENTS.................     3,956,599        --            89,590      1,068,303
                                                   ----------        --         ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................    $4,506,551        $--        $ 202,012     $1,046,378
                                                   ==========        ==         =========     ==========

---------------
(1) Commenced business 11/29/99
(2) Commenced business 11/29/99

The accompanying notes are an integral part of these financial statements.

                                     F-I- 6

     VARIABLE INSURANCE PRODUCTS FUND II                           ALGER AMERICAN FUND
---------------------------------------------    --------------------------------------------------------
                                      ASSET
                                     MANAGER
        CONTRAFUND     INDEX 500      GROWTH         SMALL                       INCOME AND      MIDCAP
        S-CLASS(2)      I-CLASS      I-CLASS     CAPITALIZATION      GROWTH        GROWTH        GROWTH
        -----------    ----------    --------    --------------    ----------    ----------    ----------
        $        --    $  201,036    $ 80,579      $       --      $   37,125    $   14,347    $       --
                 --      (174,834)    (32,359)       (167,614)       (201,618)      (57,170)      (91,219)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --        26,202      48,220        (167,614)       (164,493)      (42,823)      (91,219)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --       136,418     133,643       2,786,842       2,534,821       426,544     1,862,002
                182     2,171,872     333,686         352,557       1,454,079       490,297      (948,010)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                182     2,308,290     467,329       3,139,399       3,988,900       916,841       913,992
        -----------    ----------    --------      ----------      ----------    ----------    ----------
        $       182    $2,334,492    $515,549      $2,971,785      $3,824,407    $  874,018    $  822,773
        ===========    ==========    ========      ==========      ==========    ==========    ==========
        $        --    $  131,792    $ 49,741      $       --      $   41,754    $   17,735    $       --
                 --      (135,441)    (25,300)       (169,257)       (155,688)      (49,041)      (81,791)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --        (3,649)     24,441        (169,257)       (113,934)      (31,306)      (81,791)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --       305,253     232,615       2,446,741       2,551,580       490,671       742,049
                 --     3,342,102     175,258         623,620       4,267,982     1,071,043     1,766,399
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --     3,647,355     407,873       3,070,361       6,819,562     1,561,714     2,508,448
        -----------    ----------    --------      ----------      ----------    ----------    ----------
        $        --    $3,643,706    $432,314      $2,901,104      $6,705,628    $1,530,408    $2,426,657
        ===========    ==========    ========      ==========      ==========    ==========    ==========
        $        --    $   32,977    $     --      $       --      $   32,883    $   12,791    $    3,623
                 --       (71,508)    (14,685)       (142,416)        (98,937)      (28,862)      (62,763)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --       (38,531)    (14,685)       (142,416)        (66,054)      (16,071)      (59,140)
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --        66,916       1,179         550,941          59,552       105,818        88,340
                 --     1,946,609     322,064       1,210,960       2,142,136       755,171       768,190
        -----------    ----------    --------      ----------      ----------    ----------    ----------
                 --     2,013,525     323,243       1,761,901       2,201,688       860,989       856,530
        -----------    ----------    --------      ----------      ----------    ----------    ----------
        $        --    $1,974,994    $308,558      $1,619,485      $2,135,634    $  844,918    $  797,390
        ===========    ==========    ========      ==========      ==========    ==========    ==========

                                     F-I- 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                                               MFS VARIABLE INSURANCE
                                                     ALGER AMERICAN FUND                TRUST
                                                    ----------------------    -------------------------
                                                                               EMERGING        WORLD
                                                                LEVERAGED       GROWTH      GOVERNMENTS
                                                    BALANCED      ALLCAP        SERIES        SERIES
                                                    --------    ----------    ----------    -----------
                      1999
INVESTMENT INCOME:
  Dividend distributions received...............    $ 39,415    $       --    $       --     $ 21,210
  Mortality and expense risk charge.............     (33,636)      (99,090)     (100,195)      (3,721)
                                                    --------    ----------    ----------     --------
NET INVESTMENT INCOME (LOSS)....................       5,779       (99,090)     (100,195)      17,489
                                                    --------    ----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...............     199,925       658,702            --           --
  Net change in unrealized appreciation
     (depreciation).............................     769,554     6,672,254     2,583,588      (32,288)
                                                    --------    ----------    ----------     --------
NET GAIN (LOSS) ON INVESTMENTS..................     969,479     7,330,956     2,583,588      (32,288)
                                                    --------    ----------    ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...............................    $975,258    $7,231,866    $2,483,393     $(14,799)
                                                    ========    ==========    ==========     ========
                      1998
INVESTMENT INCOME:
  Dividend distributions received...............    $ 24,247    $       --    $       --     $  3,936
  Mortality and expense risk charge.............     (16,462)      (31,317)      (83,222)      (3,503)
                                                    --------    ----------    ----------     --------
NET INVESTMENT INCOME (LOSS)....................       7,785       (31,317)      (83,222)         433
                                                    --------    ----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...............     107,704       147,338        76,320           --
  Net change in unrealized appreciation
     (depreciation).............................     417,950     1,626,709     2,714,274       29,642
                                                    --------    ----------    ----------     --------
NET GAIN (LOSS) ON INVESTMENTS..................     525,654     1,774,047     2,790,594       29,642
                                                    --------    ----------    ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...............................    $533,439    $1,742,730    $2,707,372     $ 30,075
                                                    ========    ==========    ==========     ========
                      1997
INVESTMENT INCOME:
  Dividend distributions received...............    $ 12,338    $       --    $       --     $  3,537
  Mortality and expense risk charge.............     (10,092)      (17,451)      (44,359)      (1,978)
                                                    --------    ----------    ----------     --------
NET INVESTMENT INCOME (LOSS)....................       2,246       (17,451)      (44,359)       1,559
                                                    --------    ----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...............      16,729            --            --        1,603
  Net change in unrealized appreciation
     (depreciation).............................     162,920       298,847       937,800       (6,568)
                                                    --------    ----------    ----------     --------
NET GAIN (LOSS) ON INVESTMENTS..................     179,649       298,847       937,800       (4,965)
                                                    --------    ----------    ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...............................    $181,895    $  281,396    $  893,441     $ (3,406)
                                                    ========    ==========    ==========     ========

---------------
(1) Commenced business 04/08/97
(2) Commenced business 04/03/97
(3) Commenced business 11/12/99
(4) Commenced business 04/22/97
(5) Commenced business 04/08/97
(6) Commenced business 04/17/97
The accompanying notes are an integral part of these financial statements.

                                     F-I- 8

                                                          MORGAN STANLEY DEAN WITTER
              MFS VARIABLE INSURANCE TRUST                   UNIVERSAL FUNDS, INC.
    ------------------------------------------------   ---------------------------------
                             GROWTH WITH      NEW                  EMERGING
    UTILITIES    RESEARCH      INCOME      DISCOVERY     ASIAN      MARKETS     GLOBAL
      SERIES     SERIES(1)    SERIES(2)    SERIES(3)   EQUITY(4)   EQUITY(5)   EQUITY(6)
    ----------   ---------   -----------   ---------   ---------   ---------   ---------
    $   45,844   $  6,589     $ 12,252      $   --     $  5,861    $     320   $ 30,920
       (35,886)   (23,950)     (25,262)        (37)      (5,901)     (10,340)   (20,462)
    ----------   --------     --------      ------     --------    ---------   --------
         9,958    (17,361)     (13,010)        (37)         (40)     (10,020)    10,458
    ----------   --------     --------      ------     --------    ---------   --------
       230,507     34,817       14,706       1,661           --           --    119,961
       986,318    222,022       (9,958)      7,946      388,267      917,707    (47,308)
    ----------   --------     --------      ------     --------    ---------   --------
     1,216,825    256,839        4,748       9,607      388,267      917,707     72,653
    ----------   --------     --------      ------     --------    ---------   --------
    $1,226,783   $239,478     $ (8,262)     $9,570     $388,227    $ 907,687   $ 83,111
    ==========   ========     ========      ======     ========    =========   ========
    $   24,469   $  2,571     $     --      $   --     $  2,129    $   4,381   $ 14,013
       (20,971)   (17,327)     (19,348)         --       (2,084)      (7,282)   (13,265)
    ----------   --------     --------      ------     --------    ---------   --------
         3,498    (14,756)     (19,348)         --           45       (2,901)       748
    ----------   --------     --------      ------     --------    ---------   --------
       111,249     33,714           --          --           --           --     12,591
       262,317    383,697      490,661          --       (2,798)    (219,226)   143,561
    ----------   --------     --------      ------     --------    ---------   --------
       373,566    417,411      490,661          --       (2,798)    (219,226)   156,152
    ----------   --------     --------      ------     --------    ---------   --------
    $  377,064   $402,655     $471,313      $   --     $ (2,753)   $(222,127)  $156,900
    ==========   ========     ========      ======     ========    =========   ========
    $       --   $     --     $  6,744      $   --     $    232    $   4,896   $  5,533
        (7,542)    (2,824)      (2,761)         --         (495)      (3,435)    (2,294)
    ----------   --------     --------      ------     --------    ---------   --------
        (7,542)    (2,824)       3,983          --         (263)       1,461      3,239
    ----------   --------     --------      ------     --------    ---------   --------
            --         --       31,548          --           --       21,661     11,816
       255,610     18,241        3,513          --      (51,298)    (144,415)     2,150
    ----------   --------     --------      ------     --------    ---------   --------
       255,610     18,241       35,061          --      (51,298)    (122,754)    13,966
    ----------   --------     --------      ------     --------    ---------   --------
    $  248,068   $ 15,417     $ 39,044      $   --     $(51,561)   $(121,293)  $ 17,205
    ==========   ========     ========      ======     ========    =========   ========

                                     F-I- 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                            STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                   MORGAN STANLEY DEAN WITTER     CALVERT VARIABLE SERIES, INC.,
                                                      UNIVERSAL FUNDS, INC.            AMERITAS PORTFOLIOS
                                                   ---------------------------    ------------------------------
                                                   INTERNATIONAL    U.S. REAL       EMERGING
                                                     MAGNUM(1)      ESTATE(2)       GROWTH(3)        GROWTH(4)
                                                   -------------    ----------    -------------    -------------
                     1999
INVESTMENT INCOME:
  Dividend distributions received..............      $ 13,210       $  48,301      $       --       $    4,570
  Mortality and expense risk charge............       (11,040)         (7,470)        (29,906)         (53,250)
                                                     --------       ---------      ----------       ----------
Net investment income (loss)...................         2,170          40,831         (29,906)         (48,680)
                                                     --------       ---------      ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............         5,512              --              --               --
  Net change in unrealized appreciation
     (depreciation)............................       307,353         (65,623)      7,429,373        4,889,022
                                                     --------       ---------      ----------       ----------
NET GAIN (LOSS) ON INVESTMENTS.................       312,865         (65,623)      7,429,373        4,889,022
                                                     --------       ---------      ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................      $315,035       $ (24,792)     $7,399,467       $4,840,342
                                                     ========       =========      ==========       ==========
                     1998
INVESTMENT INCOME:
  Dividend distributions received..............      $  2,795       $  24,210      $       --       $       --
  Mortality and expense risk charge............        (6,689)         (6,758)             --               --
                                                     --------       ---------      ----------       ----------
NET INVESTMENT INCOME (LOSS)...................        (3,894)         17,452              --               --
                                                     --------       ---------      ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............         3,255           6,589              --               --
  Net change in unrealized appreciation
     (depreciation)............................        39,545        (110,595)             --               --
                                                     --------       ---------      ----------       ----------
NET GAIN (LOSS) ON INVESTMENTS.................        42,800        (104,006)             --               --
                                                     --------       ---------      ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................      $ 38,906       $ (86,554)     $       --       $       --
                                                     ========       =========      ==========       ==========
                     1997
INVESTMENT INCOME:
  Dividend distributions received..............      $ 15,852       $   9,641      $       --       $       --
  Mortality and expense risk charge............        (1,903)         (1,584)             --               --
                                                     --------       ---------      ----------       ----------
NET INVESTMENT INCOME (LOSS)...................        13,949           8,057              --               --
                                                     --------       ---------      ----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..............         1,056          11,556              --               --
  Net change in unrealized appreciation
     (depreciation)............................       (44,768)         19,091              --               --
                                                     --------       ---------      ----------       ----------
NET GAIN (LOSS) ON INVESTMENTS.................       (43,712)         30,647              --               --
                                                     --------       ---------      ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................      $(29,763)      $  38,704      $       --       $       --
                                                     ========       =========      ==========       ==========

---------------
 (1) Commenced business 04/07/97
 (2) Commenced business 04/28/97
 (3) Commenced business 10/29/99
 (4) Commenced business 10/29/99
 (5) Commenced business 10/29/99
 (6) Commenced business 10/29/99
 (7) Commenced business 10/29/99
 (8) Commenced business 10/29/99
 (9) Commenced business 10/28/99
(10) Commenced business 10/29/99
(11) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 10

                                  CALVERT VARIABLE SERIES, INC.,
                                        AMERITAS PORTFOLIOS                                       DREYFUS
    -------------------------------------------------------------------------------------------   --------
    GROWTH WITH   INCOME AND     INDEX        MIDCAP       MONEY                       SMALL       STOCK
     INCOME(5)    GROWTH(6)      500(7)     GROWTH(8)    MARKET(9)    RESEARCH(10)    CAP(11)      INDEX
    -----------   ----------   ----------   ----------   ----------   ------------   ----------   --------
     $  1,856     $       --   $   45,131   $       --    $167,556      $     --     $       --   $     --
       (5,394)       (16,266)     (44,210)     (23,079)    (42,280)       (6,148)       (45,011)        --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
       (3,538)       (16,266)         921      (23,079)    125,276        (6,148)       (45,011)        --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --        330,344           --      358,344          --        48,862        249,625         --
      169,338      2,280,729    2,194,432    2,535,359          --       526,653      6,980,645         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
      169,338      2,611,073    2,194,432    2,893,703          --       575,515      7,230,270         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
     $165,800     $2,594,807   $2,195,353   $2,870,624    $125,276      $569,367     $7,185,259   $
     ========     ==========   ==========   ==========    ========      ========     ==========   ========
     $     --     $       --   $       --   $       --    $     --      $     --     $       --   $     --
           --             --           --           --          --            --             --         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --         --
           --             --           --           --          --            --             --         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --         --
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
     $     --     $       --   $       --   $       --    $     --      $     --     $       --   $     --
     ========     ==========   ==========   ==========    ========      ========     ==========   ========
     $     --     $       --   $       --   $       --    $     --      $     --     $       --   $  9,192
           --             --           --           --          --            --             --     (5,350)
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --      3,842
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --         --
           --             --           --           --          --            --             --     54,025
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
           --             --           --           --          --            --             --     54,025
     --------     ----------   ----------   ----------    --------      --------     ----------   --------
     $     --     $       --   $       --   $       --    $     --      $     --     $       --   $ 57,867
     ========     ==========   ==========   ==========    ========      ========     ==========   ========

                                    F-I- 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                            VARIABLE INSURANCE
                                                                               PRODUCTS FUND
                                                                        ---------------------------
                                                                           MONEY          EQUITY
                                                                           MARKET         INCOME
                                                           TOTAL          I-CLASS         I-CLASS
                                                        ------------    ------------    -----------
                        1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................    $  1,310,662    $    521,025    $   153,272
  Net realized gain distributions...................      18,596,394              --        969,719
  Net change in unrealized appreciation
     (depreciation).................................      65,629,180              --        411,890
                                                        ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................      85,536,236         521,025      1,534,881
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS......................................      34,532,740     (11,626,149)      (173,132)
                                                        ------------    ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............     120,068,976     (11,105,124)     1,361,749
NET ASSETS AT JANUARY 1, 1999.......................     282,653,074      11,105,124     29,491,589
                                                        ------------    ------------    -----------
NET ASSETS AT DECEMBER 31, 1999.....................    $402,722,050    $         --    $30,853,338
                                                        ============    ============    ===========
                        1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................    $  1,185,907    $    470,490    $    92,632
  Net realized gain distributions...................      17,147,973              --      1,247,753
  Net change in unrealized appreciation
     (depreciation).................................      30,032,940              --      1,327,445
                                                        ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................      48,366,820         470,490      2,667,830
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS......................................      36,557,125       3,082,148      2,101,252
                                                        ------------    ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............      84,923,945       3,552,638      4,769,082
NET ASSETS AT JANUARY 1, 1998.......................     197,729,129       7,552,486     24,722,507
                                                        ------------    ------------    -----------
NET ASSETS AT DECEMBER 31, 1998.....................    $282,653,074    $ 11,105,124    $29,491,589
                                                        ============    ============    ===========
                        1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................    $  1,096,152    $    379,064    $    89,348
  Net realized gain distributions...................       6,045,040              --      1,460,138
  Net change in unrealized appreciation
     (depreciation).................................      21,418,187              --      3,371,385
                                                        ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................      28,559,379         379,064      4,920,871
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS......................................      33,090,017        (464,346)     2,617,832
                                                        ------------    ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............      61,649,396         (85,282)     7,538,703
NET ASSETS AT JANUARY 1, 1997.......................     136,079,733       7,637,768     17,183,804
                                                        ------------    ------------    -----------
NET ASSETS AT DECEMBER 31, 1997.....................    $197,729,129    $  7,552,486    $24,722,507
                                                        ============    ============    ===========

---------------
(1) Commenced business 11/02/99
(2) Commenced business 11/02/99
(3) Commenced business 12/07/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 12

                           VARIABLE INSURANCE PRODUCTS FUND
    -------------------------------------------------------------------------------
      EQUITY
      INCOME       GROWTH        GROWTH     HIGH INCOME    OVERSEAS      OVERSEAS
    S-CLASS(1)     I-CLASS     S-CLASS(2)     I-CLASS       I-CLASS     S-CLASS(3)
    ----------   -----------   ----------   -----------   -----------   -----------
       $ --      $  (406,522)   $    (5)    $   723,390   $    88,196       $--
         --        5,202,111         --          29,639       365,064        --
          5       12,361,324        690        (141,192)    5,444,790         3
       ----      -----------    -------     -----------   -----------       ---
          5       17,156,913        685         611,837     5,898,050         3
        594        2,880,969     19,118      (1,595,898)   (2,386,280)       36
       ----      -----------    -------     -----------   -----------       ---
        599       20,037,882     19,803        (984,061)    3,511,770        39
         --       46,222,512         --       8,261,973    14,620,219        --
       ----      -----------    -------     -----------   -----------       ---
       $599      $66,260,394    $19,803     $ 7,277,912   $18,131,989       $39
       ====      ===========    =======     ===========   ===========       ===
       $ --      $  (186,137)   $    --     $   485,847   $   142,857       $--
         --        4,393,780         --         355,102       800,734        --
         --        8,556,162         --      (1,057,850)      959,668        --
       ----      -----------    -------     -----------   -----------       ---
         --       12,763,805         --        (216,901)    1,903,259        --
         --        1,105,036         --         353,039      (628,523)       --
       ----      -----------    -------     -----------   -----------       ---
         --       13,868,841         --         136,138     1,274,736        --
         --       32,353,671         --       8,125,835    13,345,483        --
       ----      -----------    -------     -----------   -----------       ---
       $ --      $46,222,512    $    --     $ 8,261,973   $14,620,219       $--
       ====      ===========    =======     ===========   ===========       ===
       $ --      $  (101,003)   $    --     $   391,373   $    67,921       $--
         --          792,600         --          56,407       727,004        --
         --        5,089,744         --         585,776       646,688        --
       ----      -----------    -------     -----------   -----------       ---
         --        5,781,341         --       1,033,556     1,441,613        --
         --          382,227         --         104,745     1,242,175        --
       ----      -----------    -------     -----------   -----------       ---
         --        6,163,568         --       1,138,301     2,683,788        --
         --       26,190,103         --       6,987,534    10,661,695        --
       ----      -----------    -------     -----------   -----------       ---
       $ --      $32,353,671    $    --     $ 8,125,835   $13,345,483       $--
       ====      ===========    =======     ===========   ===========       ===

                                    F-I- 13

                               SEPARATE ACCOUNT V
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                            VARIABLE INSURANCE PRODUCTS FUND II
                                                    ---------------------------------------------------
                                                       ASSET        ASSET      INVESTMENT
                                                      MANAGER      MANAGER     GRADE BOND   CONTRAFUND
                                                      I-CLASS     S-CLASS(1)    I-CLASS       I-CLASS
                                                    -----------   ----------   ----------   -----------
                       1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................  $   764,194      $ --      $  138,211   $   (79,873)
  Net realized gain distributions.................    1,335,786        --          55,850       504,989
  Net change in unrealized appreciation
     (depreciation)...............................      995,823         8        (290,852)    3,286,645
                                                    -----------      ----      ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    3,095,803         8         (96,791)    3,711,761
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS....................................   (1,888,691)      384        (571,758)    3,385,621
                                                    -----------      ----      ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........    1,207,112       392        (668,549)    7,097,382
NET ASSETS AT JANUARY 1, 1999.....................   31,833,018        --       4,447,972    13,739,056
                                                    -----------      ----      ----------   -----------
NET ASSETS AT DECEMBER 31, 1999...................  $33,040,130      $392      $3,779,423   $20,836,438
                                                    ===========      ====      ==========   ===========
                       1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................  $   610,912      $ --      $  106,889   $   (36,610)
  Net realized gain distributions.................    2,646,949        --          17,396       418,590
  Net change in unrealized appreciation
     (depreciation)...............................      637,938        --         179,497     2,407,939
                                                    -----------      ----      ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    3,895,799        --         303,782     2,789,919
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS....................................      353,744        --       1,166,836     3,190,211
                                                    -----------      ----      ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........    4,249,543        --       1,470,618     5,980,130
NET ASSETS AT JANUARY 1, 1998.....................   27,583,475        --       2,977,354     7,758,926
                                                    -----------      ----      ----------   -----------
NET ASSETS AT DECEMBER 31, 1998...................  $31,833,018      $ --      $4,447,972   $13,739,056
                                                    ===========      ====      ==========   ===========
                       1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)....................  $   549,952      $ --      $  112,422   $   (21,925)
  Net realized gain distributions.................    1,963,611        --              --        76,565
  Net change in unrealized appreciation
     (depreciation)...............................    1,992,988        --          89,590       991,738
                                                    -----------      ----      ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    4,506,551        --         202,012     1,046,378
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS....................................      614,816        --         422,976     3,787,942
                                                    -----------      ----      ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........    5,121,367        --         624,988     4,834,320
NET ASSETS AT JANUARY 1, 1997.....................   22,462,108        --       2,352,366     2,924,606
                                                    -----------      ----      ----------   -----------
NET ASSETS AT DECEMBER 31, 1997...................  $27,583,475      $ --      $2,977,354   $ 7,758,926
                                                    ===========      ====      ==========   ===========

---------------
(1) Commenced business 11/29/99
(2) Commenced business 11/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 14

       VARIABLE INSURANCE PRODUCTS FUND II                          ALGER AMERICAN FUND
    -----------------------------------------   ------------------------------------------------------------
                                ASSET MANAGER
    CONTRAFUND    INDEX 500        GROWTH           SMALL                        INCOME AND
    S-CLASS(2)     I-CLASS         I-CLASS      CAPITALIZATION      GROWTH         GROWTH      MIDCAP GROWTH
    ----------   ------------   -------------   --------------   ------------   ------------   -------------
      $   --     $     26,202    $   48,220      $   (167,614)   $   (164,493)  $    (42,823)  $    (91,219)
          --          136,418       133,643         2,786,842       2,534,821        426,544      1,862,002
         182        2,171,872       333,686           352,557       1,454,079        490,297       (948,010)
      ------     ------------    ----------      ------------    ------------   ------------   ------------
         182        2,334,492       515,549         2,971,785       3,824,407        874,018        822,773
       8,528      (22,163,611)      518,100       (25,232,993)    (27,172,870)    (7,875,584)   (12,108,131)
      ------     ------------    ----------      ------------    ------------   ------------   ------------
       8,710      (19,829,119)    1,033,649       (22,261,208)    (23,348,463)    (7,001,566)   (11,285,358)
          --       19,829,119     3,305,886        22,261,208      23,348,463      7,001,566     11,285,358
      ------     ------------    ----------      ------------    ------------   ------------   ------------
      $8,710     $         --    $4,339,535      $         --    $         --   $         --   $         --
      ======     ============    ==========      ============    ============   ============   ============
      $   --     $     (3,649)   $   24,441      $   (169,257)   $   (113,934)  $    (31,306)  $    (81,791)
          --          305,253       232,615         2,446,741       2,551,580        490,671        742,049
          --        3,342,102       175,258           623,620       4,267,982      1,071,043      1,766,399
      ------     ------------    ----------      ------------    ------------   ------------   ------------
          --        3,643,706       432,314         2,901,104       6,705,628      1,530,408      2,426,657
          --        5,349,378       582,288         1,708,481       3,802,750      1,281,319      1,308,265
      ------     ------------    ----------      ------------    ------------   ------------   ------------
          --        8,993,084     1,014,602         4,609,585      10,508,378      2,811,727      3,734,922
          --       10,836,035     2,291,284        17,651,623      12,840,085      4,189,839      7,550,436
      ------     ------------    ----------      ------------    ------------   ------------   ------------
      $   --     $ 19,829,119    $3,305,886      $ 22,261,208    $ 23,348,463   $  7,001,566   $ 11,285,358
      ======     ============    ==========      ============    ============   ============   ============
      $   --     $    (38,531)   $  (14,685)     $   (142,416)   $    (66,054)  $    (16,071)  $    (59,140)
          --           66,916         1,179           550,941          59,552        105,818         88,340
          --        1,946,609       322,064         1,210,960       2,142,136        755,171        768,190
      ------     ------------    ----------      ------------    ------------   ------------   ------------
          --        1,974,994       308,558         1,619,485       2,135,634        844,918        797,390
          --        6,930,829     1,426,686         1,904,475       2,704,106      1,369,132      1,117,517
      ------     ------------    ----------      ------------    ------------   ------------   ------------
          --        8,905,823     1,735,244         3,523,960       4,839,740      2,214,050      1,914,907
          --        1,930,212       556,040        14,127,663       8,000,345      1,975,789      5,635,529
      ------     ------------    ----------      ------------    ------------   ------------   ------------
      $   --     $ 10,836,035    $2,291,284      $ 17,651,623    $ 12,840,085   $  4,189,839   $  7,550,436
      ======     ============    ==========      ============    ============   ============   ============

                                    F-I- 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                  ALGER AMERICAN FUND       MFS VARIABLE INSURANCE TRUST
                                               -------------------------    ----------------------------
                                                                                                WORLD
                                                              LEVERAGED       EMERGING       GOVERNMENTS
                                                BALANCED       ALLCAP       GROWTH SERIES      SERIES
                                               ----------    -----------    -------------    -----------
                   1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............    $    5,779    $   (99,090)   $   (100,195)     $  17,489
  Net realized gain distributions..........       199,925        658,702              --             --
  Net change in unrealized appreciation
     (depreciation)........................       769,554      6,672,254       2,583,588        (32,288)
                                               ----------    -----------    ------------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................       975,258      7,231,866       2,483,393        (14,799)
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.............................     1,387,144      8,506,289     (14,698,847)      (138,861)
                                               ----------    -----------    ------------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS....     2,362,402     15,738,155     (12,215,454)      (153,660)
NET ASSETS AT JANUARY 1, 1999..............     2,725,989      5,545,268      12,215,454        562,066
                                               ----------    -----------    ------------      ---------
NET ASSETS AT DECEMBER 31, 1999............    $5,088,391    $21,283,423    $         --      $ 408,406
                                               ==========    ===========    ============      =========
                   1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............    $    7,785    $   (31,317)   $    (83,222)     $     433
  Net realized gain distributions..........       107,704        147,338          76,320             --
  Net change in unrealized appreciation
     (depreciation)........................       417,950      1,626,709       2,714,274         29,642
                                               ----------    -----------    ------------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................       533,439      1,742,730       2,707,372         30,075
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.............................       844,417      1,370,291       2,799,432        310,132
                                               ----------    -----------    ------------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS....     1,377,856      3,113,021       5,506,804        340,207
NET ASSETS AT JANUARY 1, 1998..............     1,348,133      2,432,247       6,708,650        221,859
                                               ----------    -----------    ------------      ---------
NET ASSETS AT DECEMBER 31, 1998............    $2,725,989    $ 5,545,268    $ 12,215,454      $ 562,066
                                               ==========    ===========    ============      =========
                   1997
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).............    $    2,246    $   (17,451)   $    (44,359)     $   1,559
  Net realized gain distributions..........        16,729             --              --          1,603
  Net change in unrealized appreciation
     (depreciation)........................       162,920        298,847         937,800         (6,568)
                                               ----------    -----------    ------------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................       181,895        281,396         893,441         (3,406)
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.............................       253,322        962,301       3,250,610         41,843
                                               ----------    -----------    ------------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS....       435,217      1,243,697       4,144,051         38,437
NET ASSETS AT JANUARY 1, 1997..............       912,916      1,188,550       2,564,599        183,422
                                               ----------    -----------    ------------      ---------
NET ASSETS AT DECEMBER 31, 1997............    $1,348,133    $ 2,432,247    $  6,708,650      $ 221,859
                                               ==========    ===========    ============      =========

---------------
(1) Commenced business 04/08/97
(2) Commenced business 04/03/97
(3) Commenced business 11/12/99
(4) Commenced business 04/22/97
(5) Commenced business 04/08/97
(6) Commenced business 04/17/97

The accompanying notes are an integral part of these financial statements.

                                    F-I- 16

                                                                 MORGAN STANLEY DEAN WITTER
                MFS VARIABLE INSURANCE TRUST                       UNIVERSAL FUNDS, INC.
    -----------------------------------------------------   ------------------------------------
                              GROWTH WITH                                 EMERGING
    UTILITIES     RESEARCH      INCOME      NEW DISCOVERY     ASIAN       MARKETS       GLOBAL
      SERIES     SERIES(1)     SERIES(2)      SERIES(3)     EQUITY(4)    EQUITY(5)    EQUITY(6)
    ----------   ----------   -----------   -------------   ----------   ----------   ----------
    $    9,958   $  (17,361)  $   (13,010)    $    (37)     $      (40)  $  (10,020)  $   10,458
       230,507       34,817        14,706        1,661              --           --      119,961
       986,318      222,022        (9,958)       7,946         388,267      917,707      (47,308)
    ----------   ----------   -----------     --------      ----------   ----------   ----------
     1,226,783      239,478        (8,262)       9,570         388,227      907,687       83,111
     1,095,173   (3,213,305)   (3,524,676)     141,550         369,208      447,470      493,021
    ----------   ----------   -----------     --------      ----------   ----------   ----------
     2,321,956   (2,973,827)   (3,532,938)     151,120         757,435    1,355,157      576,132
     3,297,063    2,973,827     3,532,938           --         334,000      823,632    2,096,971
    ----------   ----------   -----------     --------      ----------   ----------   ----------
    $5,619,019   $       --   $        --     $151,120      $1,091,435   $2,178,789   $2,673,103
    ==========   ==========   ===========     ========      ==========   ==========   ==========
    $    3,498   $  (14,756)  $   (19,348)    $     --      $       45   $   (2,901)  $      748
       111,249       33,714            --           --              --           --       12,591
       262,317      383,697       490,661           --          (2,798)    (219,226)     143,561
    ----------   ----------   -----------     --------      ----------   ----------   ----------
       377,064      402,655       471,313           --          (2,753)    (222,127)     156,900
     1,222,669    1,600,841     1,428,853           --         149,362      308,380    1,088,835
    ----------   ----------   -----------     --------      ----------   ----------   ----------
     1,599,733    2,003,496     1,900,166           --         146,609       86,253    1,245,735
     1,697,330      970,331     1,632,772           --         187,391      737,379      851,236
    ----------   ----------   -----------     --------      ----------   ----------   ----------
    $3,297,063   $2,973,827   $ 3,532,938     $     --      $  334,000   $  823,632   $2,096,971
    ==========   ==========   ===========     ========      ==========   ==========   ==========
    $   (7,542)  $   (2,824)  $     3,983     $     --      $     (263)  $    1,461   $    3,239
            --           --        31,548           --              --       21,661       11,816
       255,610       18,241         3,513           --         (51,298)    (144,415)       2,150
    ----------   ----------   -----------     --------      ----------   ----------   ----------
       248,068       15,417        39,044           --         (51,561)    (121,293)      17,205
     1,057,600      954,914     1,593,728           --         238,952      858,672      834,031
    ----------   ----------   -----------     --------      ----------   ----------   ----------
     1,305,668      970,331     1,632,772           --         187,391      737,379      851,236
       391,662           --            --           --              --           --           --
    ----------   ----------   -----------     --------      ----------   ----------   ----------
    $1,697,330   $  970,331   $ 1,632,772     $     --      $  187,391   $  737,379   $  851,236
    ==========   ==========   ===========     ========      ==========   ==========   ==========

                                    F-I- 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                        MORGAN STANLEY
                                                          DEAN WITTER          CALVERT VARIABLE SERIES, INC.,
                                                     UNIVERSAL FUNDS, INC.           AMERITAS PORTFOLIOS
                                                   -------------------------   -------------------------------
                                                   INTERNATIONAL   U.S. REAL      EMERGING
                                                     MAGNUM(1)     ESTATE(2)     GROWTH(3)        GROWTH(4)
                                                   -------------   ---------   --------------   --------------
                      1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................   $    2,170     $ 40,831     $   (29,906)     $   (48,680)
  Net realized gain distributions................        5,512           --              --               --
  Net change in unrealized appreciation
    (depreciation)...............................      307,353      (65,623)      7,429,373        4,889,022
                                                    ----------     --------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................      315,035      (24,792)      7,399,467        4,840,342
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...................................      514,795       44,736      16,191,605       31,751,088
                                                    ----------     --------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........      829,830       19,944      23,591,072       36,591,430
NET ASSETS AT JANUARY 1, 1999....................      933,263      859,540              --               --
                                                    ----------     --------     -----------      -----------
NET ASSETS AT DECEMBER 31, 1999..................   $1,763,093     $879,484     $23,591,072      $36,591,430
                                                    ==========     ========     ===========      ===========
                      1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................   $   (3,894)    $ 17,452     $        --      $        --
  Net realized gain distributions................        3,255        6,589              --               --
  Net change in unrealized appreciation
    (depreciation)...............................       39,545     (110,595)             --               --
                                                    ----------     --------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................       38,906      (86,554)             --               --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...................................      363,729      313,960              --               --
                                                    ----------     --------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........      402,635      227,406              --               --
NET ASSETS AT JANUARY 1, 1998....................      530,628      632,134              --               --
                                                    ----------     --------     -----------      -----------
NET ASSETS AT DECEMBER 31, 1998..................   $  933,263     $859,540     $        --      $        --
                                                    ==========     ========     ===========      ===========
                      1997
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................   $   13,949     $  8,057     $        --      $        --
  Net realized gain distributions................        1,056       11,556              --               --
  Net change in unrealized appreciation
    (depreciation)...............................      (44,768)      19,091              --               --
                                                    ----------     --------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................      (29,763)      38,704              --               --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...................................      560,391      593,430              --               --
                                                    ----------     --------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........      530,628      632,134              --               --
NET ASSETS AT JANUARY 1, 1997....................           --           --              --               --
                                                    ----------     --------     -----------      -----------
NET ASSETS AT DECEMBER 31, 1997..................   $  530,628     $632,134     $        --      $        --
                                                    ==========     ========     ===========      ===========

---------------
 (1) Commenced business 04/07/97
 (2) Commenced business 04/28/97
 (3) Commenced business 10/29/99
 (4) Commenced business 10/29/99
 (5) Commenced business 10/29/99
 (6) Commenced business 10/29/99
 (7) Commenced business 10/29/99
 (8) Commenced business 10/29/99
 (9) Commenced business 10/28/99
(10) Commenced business 10/29/99
(11) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 18


                           CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS                             DREYFUS
    -------------------------------------------------------------------------------------------------   -----------
    GROWTH WITH   INCOME AND                     MIDCAP         MONEY                        SMALL
     INCOME(5)     GROWTH(6)    INDEX 500(7)    GROWTH(8)     MARKET(9)    RESEARCH(10)     CAP(11)     STOCK INDEX
    -----------   -----------   ------------   -----------   -----------   ------------   -----------   -----------
    $   (3,538)   $   (16,266)  $       921    $   (23,079)  $   125,276    $   (6,148)   $   (45,011)  $        --
            --        330,344            --        358,344            --        48,862        249,625            --
       169,338      2,280,729     2,194,432      2,535,359            --       526,653      6,980,645            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
       165,800      2,594,807     2,195,353      2,870,624       125,276       569,367      7,185,259            --
     3,684,470      9,002,843    28,209,499     13,052,418    18,562,924     3,742,028     24,893,915            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
     3,850,270     11,597,650    30,404,852     15,923,042    18,688,200     4,311,395     32,079,174            --
            --             --            --             --            --            --             --            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
    $3,850,270    $11,597,650   $30,404,852    $15,923,042   $18,688,200    $4,311,395    $32,079,174   $        --
    ==========    ===========   ===========    ===========   ===========    ==========    ===========   ===========
    $       --    $        --   $        --    $        --   $        --    $       --    $        --   $        --
            --             --            --             --            --            --             --            --
            --             --            --             --            --            --             --            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
            --             --            --             --            --            --             --            --
            --             --            --             --            --            --             --            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
            --             --            --             --            --            --             --            --
            --             --            --             --            --            --             --            --
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
    $       --    $        --   $        --    $        --   $        --    $       --    $        --   $        --
    ==========    ===========   ===========    ===========   ===========    ==========    ===========   ===========
    $       --    $        --   $        --    $        --   $        --    $       --    $        --   $     3,842
            --             --            --             --            --            --             --            --
            --             --            --             --            --            --             --        54,025
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
            --             --            --             --            --            --             --        57,867
            --             --            --             --            --            --             --    (2,270,889)
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
            --             --            --             --            --            --             --    (2,213,022)
            --             --            --             --            --            --             --     2,213,022
    ----------    -----------   -----------    -----------   -----------    ----------    -----------   -----------
    $       --    $        --   $        --    $        --   $        --    $       --    $        --   $        --
    ==========    ===========   ===========    ===========   ===========    ==========    ===========   ===========

                                    F-I- 19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1999, there are thirty-two subaccounts within the Account. Seven of the subaccounts invest only in a corresponding Portfolio of Variable Insurance Products Fund and six invest only in a corresponding Portfolio of Variable Insurance Products Fund II. Both funds are diversified open-end management investment companies and are managed by Fidelity Management and Research Company (Fidelity). Two of the subaccounts invest only in a corresponding Portfolio of Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). Three of the subaccounts invest only in a corresponding Portfolio of MFS Variable Insurance Trust which is a diversified open-end management investment company managed by Massachusetts Financial Services Company (MFS Co.). Five of the subaccounts invest only in a corresponding Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. which is a diversified open-end management investment company managed by Morgan Stanley Dean Witter Investment Management Inc. Nine of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas Portfolio) which is a diversified open-end management investment company managed by Ameritas Investment Corp. (see Note 3). Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the fund.

Pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Money Market were transferred to the Money Market subaccount of the Ameritas Portfolio as of October 28, 1999. Also, as of October 29, 1999 pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Index 500 I-Class were transferred to the Index 500 subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Growth were transferred to the Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Income and Growth were transferred to the Income and Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Small Capitalization Fund were transferred to the Small Cap subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management MidCap Growth were transferred to the MidCap Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Emerging Growth Series were transferred to the Emerging Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Research Series was transferred to the Research subaccount of the Ameritas Portfolio; and all policyowner funds invested in a Portfolio of MFS Co. Growth with Income Series were transferred to the Growth with Income subaccount of the Ameritas Portfolio.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    F-I- 20

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION AND ACCOUNTING POLICIES -- (CONTINUED)
VALUATION OF INVESTMENTS

The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

AVLIC charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3. RELATED PARTIES

During October 1999, AVLIC established a variable insurance trust (VIT) which contains the Ameritas Portfolios. The Ameritas Portfolios are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the year ended December 31, 1999, the Account incurred advisory fees of approximately $119,000, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to the Ameritas Portfolios during 1999 of approximately $25,000.

                                    F-I- 21

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. SHARES OWNED

     The Account invests in shares of mutual funds. Share activity and total shares were as follows:

                                                      VARIABLE INSURANCE PRODUCTS FUND
                               ------------------------------------------------------------------------------
                                    MONEY             EQUITY          EQUITY
                                    MARKET            INCOME          INCOME         GROWTH          GROWTH
                                   I-CLASS            I-CLASS       S-CLASS(1)       I-CLASS       S-CLASS(2)
                               ----------------    -------------    ----------    -------------    ----------
Shares owned at
  January 1, 1999..........      11,105,124.310    1,160,172.618          --      1,030,142.884          --
Shares acquired............      99,920,927.670      476,446.645      23.847        680,116.041     362.428
Shares disposed of.........    (111,026,051.980)    (436,567.212)     (0.499)      (503,989.261)     (1.055)
                               ----------------    -------------      ------      -------------     -------
Shares owned at
  December 31, 1999........                  --    1,200,052.051      23.348      1,206,269.664     361.373
                               ================    =============      ======      =============     =======
Shares owned at
  January 1, 1998..........       7,552,485.910    1,018,225.148          --        872,066.612          --
Shares acquired............      96,112,872.130      590,346.286          --        801,025.403          --
Shares disposed of.........     (92,560,233.730)    (448,398.816)         --       (642,949.131)         --
                               ----------------    -------------      ------      -------------     -------
Shares owned at
  December 31, 1998........      11,105,124.310    1,160,172.618          --      1,030,142.884          --
                               ================    =============      ======      =============     =======
Shares owned at
  January 1, 1997..........       7,637,767.850      817,109.096          --        841,043.772          --
Shares acquired............      57,423,437.350      511,389.228          --        339,254.481          --
Shares disposed of.........     (57,508,719.290)    (310,273.176)         --       (308,231.641)         --
                               ----------------    -------------      ------      -------------     -------
Shares owned at
  December 31, 1997........       7,552,485.910    1,018,225.148          --        872,066.612          --
                               ================    =============      ======      =============     =======

---------------
(1) Commenced business 11/02/99
(2) Commenced business 11/02/99
(3) Commenced business 12/07/99
(4) Commenced business 11/29/99

                                    F-I- 22

          VARIABLE INSURANCE PRODUCTS FUND                   VARIABLE INSURANCE PRODUCTS FUND II
    --------------------------------------------   --------------------------------------------------------
                                                       ASSET         ASSET       INVESTMENT
     HIGH INCOME        OVERSEAS       OVERSEAS       MANAGER       MANAGER      GRADE BOND     CONTRAFUND
       I-CLASS          I-CLASS       S-CLASS(3)      I-CLASS      S-CLASS(4)     I-CLASS        I-CLASS
    --------------   --------------   ----------   -------------   ----------   ------------   ------------
       716,563.299      729,187.972         --     1,752,919.543         --      343,207.716    562,154.419
     2,358,341.689    2,163,832.620      1.699       488,206.777     22.633      352,083.082    441,475.107
    (2,431,411.348)  (2,232,233.871)    (0.285)     (471,435.332)    (1.564)    (384,482.941)  (288,828.985)
    --------------   --------------     ------     -------------     ------     ------------   ------------
       643,493.640      660,786.721      1.414     1,769,690.988     21.069      310,807.857    714,800.541
    ==============   ==============     ======     =============     ======     ============   ============
       598,367.840      695,077.235         --     1,531,564.418         --      237,050.443    389,113.666
     2,095,006.665    2,333,977.875         --       678,058.443         --      639,413.242    496,047.058
    (1,976,811.206)  (2,299,867.138)        --      (456,703.318)        --     (533,255.969)  (323,006.305)
    --------------   --------------     ------     -------------     ------     ------------   ------------
       716,563.299      729,187.972         --     1,752,919.543         --      343,207.716    562,154.419
    ==============   ==============     ======     =============     ======     ============   ============
       558,109.727      565,907.403         --     1,326,763.623         --      192,186.776    176,606.628
     1,118,068.428    1,175,596.501         --       598,138.814         --      120,594.995    358,431.197
    (1,077,810.315)  (1,046,426.669)        --      (393,338.019)        --      (75,731.328)  (145,924.159)
    --------------   --------------     ------     -------------     ------     ------------   ------------
       598,367.840      695,077.235         --     1,531,564.418         --      237,050.443    389,113.666
    ==============   ==============     ======     =============     ======     ============   ============

                                    F-I- 23

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares were as follows:

                                     VARIABLE INSURANCE PRODUCTS FUND II            ALGER AMERICAN FUND
                                  ------------------------------------------   -----------------------------
                                                               ASSET MANAGER
                                  CONTRAFUND     INDEX 500        GROWTH           SMALL
                                  S-CLASS (1)     I-CLASS         I-CLASS      CAPITALIZATION      GROWTH
                                  -----------   ------------   -------------   --------------   ------------
Shares owned at January 1,
  1999..........................                 140,383.148    194,121.333      506,281.724     438,715.956
Shares acquired.................    300.373      106,248.904    130,128.414      484,219.127     314,912.653
Shares disposed of..............     (1.044)    (246,632.052)   (88,148.887)    (990,500.851)   (753,628.609)
                                    -------     ------------    -----------     ------------    ------------
Shares owned at December 31,
  1999..........................    299.329               --    236,100.860               --              --
                                    =======     ============    ===========     ============    ============

Shares owned at January 1,
  1998..........................         --       94,728.864    140,054.018      403,465.664     300,282.630
Shares acquired.................         --      128,107.356    152,783.138      441,926.395     397,157.183
Shares disposed of..............         --      (82,453.072)   (98,715.823)    (339,110.335)   (258,723.857)
                                    -------     ------------    -----------     ------------    ------------
Shares owned at December 31,
  1998..........................         --      140,383.148    194,121.333      506,281.724     438,715.956
                                    =======     ============    ===========     ============    ============

Shares owned at January 1,
  1997..........................         --       21,656.138     42,445.800      345,335.196     233,042.387
Shares acquired.................         --      129,171.432    137,282.584      311,521.638     204,589.158
Shares disposed of..............         --      (56,098.706)   (39,674.366)    (253,391.170)   (137,348.915)
                                    -------     ------------    -----------     ------------    ------------
Shares owned at December 31,
  1997..........................         --       94,728.864    140,054.018      403,465.664     300,282.630
                                    =======     ============    ===========     ============    ============

---------------
(1) Commenced business 11/29/99

                                    F-I- 24

                       ALGER AMERICAN FUND                               MFS VARIABLE INSURANCE TRUST
    ---------------------------------------------------------   ----------------------------------------------
                                                                                   WORLD
     INCOME AND       MIDCAP                      LEVERAGED       EMERGING      GOVERNMENTS
       GROWTH         GROWTH        BALANCED        ALLCAP      GROWTH SERIES     SERIES      UTILITIES SERIES
    ------------   ------------   ------------   ------------   -------------   -----------   ----------------
     533,655.926    390,902.572    210,014.615    158,890.232    568,954.541     51,660.465      166,350.240
     399,442.614    295,894.469    243,382.099    408,802.915    361,380.381     81,155.171      187,829.047
    (933,098.540)  (686,797.041)  (126,589.275)  (200,547.668)  (930,334.922)   (92,097.188)    (121,603.997)
    ------------   ------------   ------------   ------------   ------------    -----------     ------------
              --             --    326,807.439    367,145.479             --     40,718.448      232,575.290
    ============   ============   ============   ============   ============    ===========     ============

     381,241.041    312,259.570    125,291.131    104,973.976    415,653.648     21,729.618       94,348.503
     471,468.634    272,665.784    179,874.177    159,683.710    513,918.012     88,429.719      186,751.323
    (319,053.749)  (194,022.782)   (95,150.693)  (105,767.454)  (360,617.119)   (58,498.872)    (114,749.586)
    ------------   ------------   ------------   ------------   ------------    -----------     ------------
     533,655.926    390,902.572    210,014.615    158,890.232    568,954.541     51,660.465      166,350.240
    ============   ============   ============   ============   ============    ===========     ============

     234,654.249    263,959.188     98,800.487     61,392.043    193,700.823     17,336.705       28,672.191
     389,297.914    245,052.311     64,650.229    108,499.936    457,734.629     37,542.368      107,581.620
    (242,711.122)  (196,751.929)   (38,159.585)   (64,918.003)  (235,781.804)   (33,149.455)     (41,905.308)
    ------------   ------------   ------------   ------------   ------------    -----------     ------------
     381,241.041    312,259.570    125,291.131    104,973.976    415,653.648     21,729.618       94,348.503
    ============   ============   ============   ============   ============    ===========     ============

                                    F-I- 25

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT V
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares were as follows:

                                                                             MORGAN STANLEY DEAN WITTER
                                      MFS VARIABLE INSURANCE TRUST              UNIVERSAL FUNDS, INC.
                               -------------------------------------------   ---------------------------
                                              GROWTH WITH                                     EMERGING
                                 RESEARCH        INCOME      NEW DISCOVERY      ASIAN         MARKETS
                                SERIES(1)      SERIES(2)       SERIES(3)      EQUITY(4)      EQUITY(5)
                               ------------   ------------   -------------   ------------   ------------
Shares owned at January 1,
  1999.......................   156,106.437    175,680.697            --       63,862.444    115,841.118
Shares acquired..............   142,872.200    196,382.213     8,892.132      254,668.590    271,873.580
Shares disposed of...........  (298,978.637)  (372,062.910)     (141.730)    (201,675.000)  (230,287.894)
                               ------------   ------------     ---------     ------------   ------------
Shares owned at December 31,
  1999.......................            --             --     8,750.402      116,856.034    157,426.804
                               ============   ============     =========     ============   ============

Shares owned at January 1,
  1998.......................    61,452.261     99,317.062            --       33,225.337     78,194.995
Shares acquired..............   173,038.858    226,820.471            --       99,976.563    334,441.671
Shares disposed of...........   (78,384.682)  (150,456.836)           --      (69,339.456)  (296,795.548)
                               ------------   ------------     ---------     ------------   ------------
Shares owned at December 31,
  1998.......................   156,106.437    175,680.697            --       63,862.444    115,841.118
                               ============   ============     =========     ============   ============

Shares owned at January 1,
  1997.......................            --             --            --               --             --
Shares acquired..............    72,826.540    110,180.302            --       51,430.390    140,386.479
Shares disposed of...........   (11,374.279)   (10,863.240)           --      (18,205.053)   (62,191.484)
                               ------------   ------------     ---------     ------------   ------------
Shares owned at December 31,
  1997.......................    61,452.261     99,317.062            --       33,225.337     78,194.995
                               ============   ============     =========     ============   ============

---------------
 (1) Commenced business 04/08/97
 (2) Commenced business 04/03/97
 (3) Commenced business 11/12/99
 (4) Commenced business 04/22/97
 (5) Commenced business 04/08/97
 (6) Commenced business 04/17/97
 (7) Commenced business 04/07/97
 (8) Commenced business 04/28/97
 (9) Commenced business 10/29/99
(10) Commenced business 10/29/99
(11) Commenced business 10/29/99

                                    F-I- 26

            MORGAN STANLEY DEAN WITTER                CALVERT VARIABLE SERIES, INC.,
               UNIVERSAL FUNDS, INC.                        AMERITAS PORTFOLIOS
    -------------------------------------------   ---------------------------------------
       GLOBAL      INTERNATIONAL    U.S. REAL      EMERGING                   GROWTH WITH
     EQUITY(6)       MAGNUM(7)      ESTATE(8)      GROWTH(9)    GROWTH(10)    INCOME(11)
    ------------   -------------   ------------   -----------   -----------   -----------
     159,586.755     83,104.465      87,708.290            --            --            --
     180,054.175    156,678.468      86,347.339   681,160.044   618,142.153   201,328.796
    (132,101.862)  (112,850.371)    (77,515.104)  (58,046.684)  (53,720.895)  (19,454.872)
    ------------   ------------    ------------   -----------   -----------   -----------
     207,539.068    126,932.562      96,540.525   623,113.360   564,421.258   181,873.924
    ============   ============    ============   ===========   ===========   ===========

      72,507.289     51,120.253      55,401.749            --            --            --
     172,405.252    120,740.453     136,182.392            --            --            --
     (85,325.786)   (88,756.241)   (103,875.851)           --            --            --
    ------------   ------------    ------------   -----------   -----------   -----------
     159,586.755     83,104.465      87,708.290            --            --            --
    ============   ============    ============   ===========   ===========   ===========

              --             --              --            --            --            --
      93,896.403     77,530.448      97,640.967            --            --            --
     (21,389.114)   (26,410.195)    (42,239.218)           --            --            --
    ------------   ------------    ------------   -----------   -----------   -----------
      72,507.289     51,120.253      55,401.749            --            --            --
    ============   ============    ============   ===========   ===========   ===========

                                    F-I- 27

                      AMERITAS VARIABLE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares were as follows:

                                                          CALVERT VARIABLE SERIES, INC.,
                                                                AMERITAS PORTFOLIOS
                                           -------------------------------------------------------------
                                           INCOME AND                       MIDCAP
                                            GROWTH(1)     INDEX 500(2)     GROWTH(3)     MONEY MARKET(4)
                                           -----------    ------------    -----------    ---------------
Shares owned at January 1, 1999........             --             --              --                 --
Shares acquired........................    739,847.832    199,984.145     547,305.396     38,484,753.390
Shares disposed of.....................    (71,395.348)   (18,245.635)    (41,811.990)   (19,796,552.910)
                                           -----------    -----------     -----------    ---------------
Shares owned at December 31, 1999......    668,452.484    181,738.510     505,493.406     18,688,200.480
                                           ===========    ===========     ===========    ===============

Shares owned at January 1, 1998........             --             --              --                 --
Shares acquired........................             --             --              --                 --
Shares disposed of.....................             --             --              --                 --
                                           -----------    -----------     -----------    ---------------
Shares owned at December 31, 1998......             --             --              --                 --
                                           ===========    ===========     ===========    ===============

Shares owned at January 1, 1997........             --             --              --                 --
Shares acquired........................             --             --              --                 --
Shares disposed of.....................             --             --              --                 --
                                           -----------    -----------     -----------    ---------------
Shares owned at December 31, 1997......             --             --              --                 --
                                           ===========    ===========     ===========    ===============

---------------
(1) Commenced business 10/29/99
(2) Commenced business 10/29/99
(3) Commenced business 10/29/99
(4) Commenced business 10/28/99
(5) Commenced business 10/29/99
(6) Commenced business 10/29/99

                                    F-I- 28

    CALVERT VARIABLE SERIES, INC.,
         AMERITAS PORTFOLIOS              DREYFUS
    ------------------------------      ------------
    RESEARCH(5)       SMALL CAP(6)      STOCK INDEX
    ------------      ------------      ------------
             --                --                 --
    214,317.878       633,188.695                 --
    (26,784.346)      (64,610.644)                --
    -----------       -----------       ------------
    187,533.532       568,578.051                 --
    ===========       ===========       ============

             --                --                 --
             --                --                 --
             --                --                 --
    -----------       -----------       ------------
             --                --                 --
    ===========       ===========       ============

             --                --        109,123.387
             --                --          2,530.208
             --                --       (111,653.595)
    -----------       -----------       ------------
             --                --                 --
    ===========       ===========       ============

                                    F-I- 29

INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 1999 and 1998, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                    F-II- 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1999          1998
                                                                ----------    ----------
ASSETS
Investments:
  Fixed maturity securities, available for sale (amortized
     cost $129,567 -- 12/99 and $146,650 -- 12/98)..........    $  124,734    $  150,462
  Equity securities, available for sale (amortized cost
     $2,031 -- 12/99 and $2,031 -- 12/98)...................         1,705         2,020
  Mortgage loans on real estate.............................         1,392            --
  Loans on insurance policies...............................        16,499        10,949
  Other invested assets.....................................            --        10,020
                                                                ----------    ----------
          Total investments.................................       144,330       173,451
Cash and cash equivalents...................................        11,970        12,011
Accrued investment income...................................         2,442         2,425
Reinsurance receivable-affiliate............................        35,921            --
Reinsurance recoverable-affiliates..........................           153           455
Prepaid reinsurance premium-affiliates......................         2,537         2,380
Deferred policy acquisition costs...........................       152,297       121,236
Other.......................................................         2,840         1,695
Separate Accounts...........................................     2,394,445     1,709,448
                                                                ----------    ----------
                                                                $2,746,935    $2,023,101
                                                                ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Policy and contract reserves..............................    $    2,185    $    1,681
  Policy and contract claims................................           755           625
  Accumulated contract values...............................       240,050       213,874
  Unearned policy charges...................................         2,030         1,814
  Unearned reinsurance ceded allowance......................         3,942         3,596
  Federal income taxes--
     Current................................................         2,922         2,941
     Deferred...............................................         6,725         8,348
  Accounts payable -- affiliates............................         7,285         3,364
  Other.....................................................         6,639         4,722
  Separate Accounts.........................................     2,394,445     1,709,448
                                                                ----------    ----------
          Total Liabilities.................................     2,666,978     1,950,413
                                                                ----------    ----------
STOCKHOLDER'S EQUITY:
  Common stock, par value $100 per share; authorized 50,000
     shares, issued and outstanding 40,000 shares...........         4,000         4,000
  Additional paid-in capital................................        42,870        40,370
  Retained earnings.........................................        34,032        27,434
  Accumulated other comprehensive income....................          (945)          884
                                                                ----------    ----------
          Total Stockholder's Equity........................        79,957        72,688
                                                                ----------    ----------
                                                                $2,746,935    $2,023,101
                                                                ==========    ==========

The accompanying notes are an integral part of these financial statements.

                                    F-II- 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                                -----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    -------
INCOME:
Insurance revenues:
  Contract charges..........................................    $51,794    $42,775    $33,717
  Premium-reinsurance ceded.................................     (8,683)    (7,836)    (6,840)
  Reinsurance ceded allowance...............................      3,594      3,169      2,752
Investment revenues:
  Investment income, net....................................     13,970     14,052      8,277
  Realized gains (losses), net..............................     (1,786)        79        368
Other.......................................................      3,016      2,269        980
                                                                -------    -------    -------
                                                                 61,905     54,508     39,254
                                                                -------    -------    -------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits............................................      2,805      2,200      1,356
  Interest credited.........................................     12,512     13,400      7,258
  Increase in policy and contract reserves..................        504        740        192
  Other.....................................................        190        222         92
Sales and operating expenses................................     22,277     15,980     11,641
Amortization of deferred policy acquisition costs...........     12,760     11,847      9,584
                                                                -------    -------    -------
                                                                 51,048     44,389     30,123
                                                                -------    -------    -------
INCOME BEFORE FEDERAL INCOME TAXES..........................     10,857     10,119      9,131
                                                                -------    -------    -------
Income taxes -- current.....................................      4,898      4,000      4,305
Income taxes -- deferred....................................       (639)    (1,135)      (844)
                                                                -------    -------    -------
       Total income taxes...................................      4,259      2,865      3,461
                                                                -------    -------    -------
NET INCOME..................................................    $ 6,598    $ 7,254    $ 5,670
                                                                =======    =======    =======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 1999      1998      1997
                                                                ------    ------    ------
Net income..................................................    $6,598    $7,254    $5,670
Other comprehensive income, net of tax:
  Unrealized gains (losses) on securities:
     Unrealized holding gains (losses) arising during period
      (net of deferred tax of ($1,610), $185 and $378 for
      1999, 1998 and 1997 respectively).....................    (2,990)      343       702
     Reclassification adjustment for (gains) losses included
      in net income (net of deferred tax of $625, ($28) and
      ($129) for 1999, 1998 and 1997 respectively)..........     1,161       (51)     (239)
                                                                ------    ------    ------
  Other comprehensive income (loss).........................    (1,829)      292       463
                                                                ------    ------    ------
Comprehensive income........................................    $4,769    $7,546    $6,133
                                                                ======    ======    ======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                         (IN THOUSANDS, EXCEPT SHARES)

                                                                                            ACCUMULATED
                                               COMMON STOCK      ADDITIONAL                    OTHER
                                             ----------------     PAID-IN      RETAINED    COMPREHENSIVE
                                             SHARES    AMOUNT     CAPITAL      EARNINGS       INCOME         TOTAL
                                             ------    ------    ----------    --------    -------------     -----
BALANCE, January 1, 1997.................    40,000    $4,000     $40,370      $14,510        $   129       $59,009
  Net unrealized investment gain, net....       --        --           --           --            463           463
  Net income.............................       --        --           --        5,670             --         5,670
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1997...............    40,000    4,000       40,370       20,180            592        65,142
  Net unrealized investment gain, net....       --        --           --           --            292           292
  Net income.............................       --        --           --        7,254             --         7,254
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1998...............    40,000    4,000       40,370       27,434            884        72,688
  Net unrealized investment loss, net....       --        --           --           --         (1,829)       (1,829)
  Capital contribution...................       --        --        2,500           --             --         2,500
  Net income.............................       --        --           --        6,598             --         6,598
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1999...............    40,000    $4,000     $42,870      $34,032        $  (945)      $79,957
                                             ======    ======     =======      =======        =======       =======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31,
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
OPERATING ACTIVITIES
Net Income..................................................    $  6,598    $  7,254    $  5,670
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Amortization of deferred policy acquisition costs.........      12,760      11,847       9,584
  Policy acquisition costs deferred.........................     (39,491)    (34,820)    (30,642)
  Interest credited to contract values......................      12,512      13,400       7,258
  Amortization of discounts or premiums.....................          67         (28)        (40)
  Net gains on other invested assets........................      (2,830)     (3,732)       (631)
  Net realized (gains) losses on investment transactions....       1,786         (79)       (368)
  Deferred income taxes.....................................        (639)     (1,135)       (844)
  Change in assets and liabilities:
     Accrued investment income..............................         (17)       (624)       (705)
     Reinsurance recoverable-affiliates.....................         302          59        (505)
     Prepaid reinsurance premium-affiliates.................        (157)        (82)       (142)
     Other assets...........................................      (1,145)     (1,496)        284
     Policy and contract reserves...........................         504         740         192
     Policy and contract claims.............................         130        (300)        819
     Unearned policy charges................................         216         316         255
     Federal income tax payable-current.....................         (19)      1,475         591
     Unearned reinsurance ceded allowance...................         346         328         129
     Other liabilities......................................       5,838      (2,114)      2,172
                                                                --------    --------    --------
  Net cash from operating activities........................      (3,239)     (8,991)     (6,923)
                                                                --------    --------    --------
INVESTING ACTIVITIES
Purchase of fixed maturity securities available for sale....     (48,474)    (70,904)    (92,291)
Purchase of equity securities available for sale............          --          --      (4,311)
Purchase of mortgage loans on real estate...................      (1,400)         --
Purchase of other invested assets...........................      (1,252)     (7,760)     (1,611)
Proceeds from maturities or repayment of fixed maturity
  securities available for sale.............................      11,242      15,289      25,168
Proceeds from sales of fixed maturity securities available
  for sale..................................................       7,762      22,282      16,419
Proceeds from the sale of equity securities available for
  sale......................................................          --       1,979         252
Proceeds from the sale of other invested assets.............       1,162       3,678          35
Net change in loans on insurance policies...................      (5,550)     (3,467)     (3,173)
                                                                --------    --------    --------
  Net cash from investing activities........................     (36,510)    (38,903)    (59,512)
                                                                --------    --------    --------
FINANCING ACTIVITIES
Capital contribution........................................       2,500          --          --
Net change in accumulated contract values...................      37,208      46,194      69,462
                                                                --------    --------    --------
  Net cash from financing activities........................      39,708      46,194      69,462
                                                                --------    --------    --------
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS............         (41)     (1,700)      3,027
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD............      12,011      13,711      10,684
                                                                --------    --------    --------
CASH AND CASH EQUIVALENTS AT END OF PERIOD..................    $ 11,970    $ 12,011    $ 13,711
                                                                ========    ========    ========
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes..................................    $  4,917    $  2,525    $  3,714

The accompanying notes are an integral part of these financial statements.

                                    F-II- 6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The Company began issuing variable life insurance and variable annuity policies in 1987, fixed premium annuities in 1996 and equity indexed annuities in 1997. The variable life, variable annuity, fixed premium annuity and equity indexed annuity policies are not participating with respect to dividends.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Other Invested Assets consist of exchange and privately traded options tied to the Standard and Poor's Index and are valued at fair value with changes in the fair value of these investments and realized gains on these investments included in net investment income.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition. The Company has no write-offs or allowances recorded as of December 31, 1999, 1998 and 1997.

CASH EQUIVALENTS

The Company considers all highly liquid debt securities purchased with remaining maturity of less than three months to be cash equivalents.

                                    F-II- 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
SEPARATE ACCOUNTS

The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

                                    F-II- 8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
A roll-forward of the amounts reflected in the balance sheets as deferred acquisition costs is as follows:

                                                                          DECEMBER 31
                                                                -------------------------------
                                                                  1999        1998       1997
                                                                --------    --------    -------
Beginning balance...........................................    $121,236    $ 98,746    $79,272
Acquisition costs deferred..................................      39,491      34,820     30,642
Amortization of deferred policy acquisition costs...........     (12,760)    (11,847)    (9,584)
Adjustment for unrealized investment (gain)/loss............       6,145        (483)    (1,584)
Balance released under co-insurance agreement (note 4)......      (1,815)         --         --
                                                                --------    --------    -------
Ending balance..............................................    $152,297    $121,236    $98,746
                                                                ========    ========    =======

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, entitled "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. SFAS No. 133 requires that changes in the fair value of derivatives be recognized currently in operations unless specific hedge accounting criteria are met. If such criteria are met, the derivative's gain or loss will offset related results of the hedged item in the statement of operations. A company must formally document, designate and assess the effectiveness of transactions to apply hedge accounting treatment.

SFAS No. 133 is effective for fiscal years beginning after June 15, 2000, with earlier implementation permitted. The statement must be implemented as of the beginning of a quarter and retroactive application to financial statements of prior periods is prohibited. The Company has not determined the financial statement impact of adopting this statement.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

                                    F-II- 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                  YEARS ENDED DECEMBER 31
                                                                ----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    ------
Fixed maturity securities available for sale................    $ 9,644    $ 9,099    $6,622
Equity Securities available for sale........................        159        179       156
Mortgage loans on real estate...............................         34         --        --
Loans on insurance policies.................................        845        590       370
Cash equivalents............................................        681        659       642
Other invested assets.......................................      2,830      3,732       631
                                                                -------    -------    ------
  Gross investment income...................................     14,193     14,259     8,421
Investment expenses.........................................        223        207       144
                                                                -------    -------    ------
  Net investment income.....................................    $13,970    $14,052    $8,277
                                                                =======    =======    ======

Net pretax realized investment gains (losses) were as follows:

                                                                  YEARS ENDED DECEMBER 31
                                                                ----------------------------
                                                                 1999         1998      1997
                                                                -------       ----      ----
Net gains (losses) on disposals of fixed maturity securities
  available for sale (note 4)...............................    $(1,786)      $131      $365
Net gains (losses) on disposal of equity securities
  available for sale........................................         --        (52)     $  3
                                                                -------       ----      ----
Net gains (losses) on disposal of securities available for
  sale......................................................    $(1,786)      $ 79      $368
                                                                =======       ====      ====

Proceeds from sales of securities available for sale and gross gains and losses realized on those sales were as follows:

                                                                   YEAR ENDED DECEMBER 31, 1999
                                                                ----------------------------------
                                                                PROCEEDS         GAINS      LOSSES
                                                                --------         -----      ------
Fixed maturity securities available for sale................     $7,762           $6         $80
                                                                 ======           ==         ===

                                                                  YEAR ENDED DECEMBER 31, 1998
                                                                --------------------------------
                                                                PROCEEDS       GAINS      LOSSES
                                                                --------       -----      ------
Fixed maturity securities available for sale................    $22,282        $242        $301
Equity securities available for sale........................      1,979          --          52
                                                                -------        ----        ----
  Total securities available for sale.......................    $24,261        $242        $353
                                                                =======        ====        ====

                                                                  YEAR ENDED DECEMBER 31, 1997
                                                                --------------------------------
                                                                PROCEEDS       GAINS      LOSSES
                                                                --------       -----      ------
Fixed maturity securities available for sale................    $16,419        $161         $8
Equity securities available for sale........................        252           2         --
                                                                -------        ----         --
  Total securities available for sale.......................    $16,671        $163         $8
                                                                =======        ====         ==

                                    F-II- 10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                      DECEMBER 31, 1999
                                                      -------------------------------------------------
                                                                       GROSS UNREALIZED
                                                      AMORTIZED       ------------------         FAIR
                                                        COST          GAINS       LOSSES        VALUE
                                                      ---------       -----       ------       --------
U.S. Corporate....................................    $ 85,653         $35        $3,388       $ 82,300
Mortgage-backed...................................      34,929          12         1,422         33,519
U.S. Treasury securities and obligations of U.S.
  government agencies.............................       8,985          40           110          8,915
                                                      --------         ---        ------       --------
  Total fixed maturity securities available for
     sale.........................................     129,567          87         4,920        124,734
                                                      --------         ---        ------       --------
Equity securities available for sale..............       2,031          --           326          1,705
                                                      --------         ---        ------       --------
  Total securities available for sale.............    $131,598         $87        $5,246       $126,439
                                                      ========         ===        ======       ========

                                                                      DECEMBER 31, 1998
                                                      --------------------------------------------------
                                                                       GROSS UNREALIZED
                                                      AMORTIZED       -------------------         FAIR
                                                        COST          GAINS        LOSSES        VALUE
                                                      ---------       ------       ------       --------
U.S. Corporate....................................    $ 98,658        $3,146        $159        $101,645
Mortgage-backed...................................      35,314           430          14          35,730
U.S. Treasury securities and obligations of U.S.
  government agencies.............................      12,678           409          --          13,087
                                                      --------        ------        ----        --------
  Total fixed maturity securities available for
     sale.........................................     146,650         3,985         173         150,462
                                                      --------        ------        ----        --------
Equity securities available for sale..............       2,031            --          11           2,020
                                                      --------        ------        ----        --------
  Total securities available for sale.............    $148,681        $3,985        $184        $152,482
                                                      ========        ======        ====        ========

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                AMORTIZED      FAIR
                                                                  COST        VALUE
                                                                ---------    --------
Due in one year or less.....................................    $  3,448     $  3,453
Due after one year through five years.......................      43,868       42,513
Due after five years through ten years......................      32,139       31,066
Due after ten years.........................................      15,183       14,183
Mortgage-backed securities..................................      34,929       33,519
                                                                --------     --------
  Total.....................................................    $129,567     $124,734
                                                                ========     ========

The Company purchased exchange and privately traded options to support certain equity index annuity policyowner liabilities. These derivatives, reflected as other invested assets, were used to manage fluctuations in the equity market risk granted to the policyowners of the equity index annuities. These derivatives involved, to varying degrees, elements of credit risk and market risk. The options value on the balance sheet reflected the risk of potential loss to the entity. At December 31, 1998 the Company held options with terms ranging from 1 to 7 years with a notional amount of $18,655, a cost of $7,096 and a fair value of $10,020. Due to the transfer of these assets as part of the co-insurance agreement outlined in note 4, there were no options outstanding at December 31, 1999.

                                    F-II- 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

3. INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                 YEARS ENDED
                                                                 DECEMBER 31
                                                              -----------------
                                                               1999      1998
                                                               ----      ----
Net unrealized investment gains on securities available for
  sale......................................................  $    --   $ 1,365
Deferred policy acquisition costs...........................   45,802    36,031
Prepaid expenses............................................      888       833
                                                              -------   -------
Gross deferred tax liability................................   46,690    38,229
                                                              -------   -------
Future policy and contract benefits.........................   35,650    27,810
Net unrealized investment losses............................    1,768        --
Capital loss carryforward...................................      515        --
Deferred future revenues....................................    2,090     1,894
Other.......................................................      457       177
                                                              -------   -------
Gross deferred tax asset....................................   40,480    29,881
Less valuation allowance....................................      515        --
                                                              -------   -------
Total deferred tax asset after valuation allowance..........   39,965    29,881
                                                              -------   -------
  Net deferred tax liability................................  $ 6,725   $ 8,348
                                                              =======   =======

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              1999      1998      1997
                                                              ----      ----      ----
Federal statutory tax rate..................................  35.0%     35.0%     35.0%
Other.......................................................   4.2      (6.7)      2.9
                                                              ----      ----      ----
  Effective tax rate........................................  39.2%     28.3%     37.9%
                                                              ====      ====      ====

The Company has approximately $1.5 million of capital loss carryforward available as of December 31, 1999. At December 31, 1999 the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforward.

The Company's federal income tax returns have been examined by the Internal Revenue Service (IRS) through 1995. The Company is currently appealing certain adjustments proposed by the IRS for tax years 1993 through 1995. The IRS is currently examining the Company's return for the tax period ending March 31, 1996. Management believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

4. RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 1999, 1998 and 1997 was $12,265, $11,737 and $12,082, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under this agreement, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company paid $4,419, $4,104 and $3,810 of reinsurance premiums, net of ceded allowances, to affiliates for the years

                                    F-II- 12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

4. RELATED PARTY TRANSACTIONS -- (CONTINUED) ended December 31, 1999, 1998 and 1997, respectively. The Company has received reinsurance recoveries from affiliates of $7,268, $3,310 and $2,260 for the years ended December 31, 1999, 1998 and 1997, respectively.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity index annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs which it was carrying on this block. In December 1999, AmerUs through assumption reinsurance assumed approximately 40% of this block, reducing the reinsurance receivable -- affiliate to $35,921. This amount is secured by a letter of credit.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby, they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. The Company received $93 for the year ended December 31, 1997 from this affiliate to partially defray the costs of materials and prospectuses. The Company received no recovery to defray these cost for the years ended December 31, 1999 and 1998. Policies placed by this affiliate generated commission expense of $35,736, $28,621 and $23,232 for the years ended December 31, 1999, 1998 and 1997, respectively.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5. BENEFIT PLANS

The Company provides retirement and postretirement medical benefits to qualifying employees. Prior to August 1, 1997 these benefits were provided under plans which covered substantially all employees of Ameritas Life Insurance Corp. and its subsidiaries. Concurrent with the transfer of a significant number of employees to the Company, effective August 1, 1997, AMAL Corporation assumed the benefit obligations associated with these plans.

The Company is included in a multiple employer noncontributory defined benefit plan that covers substantially all full-time employees of Ameritas Life Insurance Corp. and its subsidiaries and AMAL Corporation and its subsidiaries. Pension costs include current service costs, which are accrued and funded on a current basis, and post service costs, which are amortized over the average remaining service life of all employees on the adoption date. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $159, $163 and $29, respectively.

The Company's employees also participate in a defined contribution thrift plan that covers substantially all full time employees of Ameritas Life Insurance Corp. and its subsidiaries. Company matching contributions under the plan range from 1% to 3% of the participant's compensation. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $47, $47 and $24, respectively.

The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and it's subsidiaries. Prior to August 1, 1997 these benefits were provided under a plan with Ameritas Life Insurance Corp. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately

                                    F-II- 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

5. BENEFIT PLANS -- (CONTINUED)
preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $12, $12 and $5, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6. INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was ($4,513), $319, and $2,048 for 1999, 1998 and 1997, respectively.
The Company's statutory surplus was $41,637, $44,589 and $45,265 at December 31, 1999, 1998 and 1997, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

          FIXED MATURITY SECURITIES AVAILABLE FOR SALE -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

          EQUITY SECURITIES AVAILABLE FOR SALE -- Fair value is determined using an independent pricing source.

          MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 1999.

                                    F-II- 14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

7. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
          LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

          OTHER INVESTED ASSETS -- Fair value is determined using an independent pricing source.

          CASH AND CASH EQUIVALENTS, ACCRUED INVESTMENT INCOME AND REINSURANCE RECOVERABLE -- The carrying amounts equal fair value.

          ACCUMULATED CONTRACT VALUES -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                        DECEMBER 31
                                                        --------------------------------------------
                                                                1999                    1998
                                                        --------------------    --------------------
                                                        CARRYING      FAIR      CARRYING      FAIR
                                                         AMOUNT      VALUE       AMOUNT      VALUE
                                                        --------    --------    --------    --------
Financial assets:
  Fixed maturity securities, available for sale.....    $124,734    $124,734    $150,462    $150,462
  Equity securities, available for sale.............       1,705       1,705       2,020       2,020
  Mortgage loans on real estate.....................       1,392       1,369          --          --
  Loans on insurance policies.......................      16,499      14,557      10,949      10,286
  Other invested assets.............................          --          --      10,020      10,020
  Cash and cash equivalents.........................      11,970      11,970      12,011      12,011
  Accrued investment income.........................       2,442       2,442       2,425       2,425
  Reinsurance receivable -- affiliate...............      35,921      35,921          --          --
  Reinsurance recoverable -- affiliates.............         153         153         455         455
Financial liabilities:
  Accumulated contract values excluding amounts held
     under insurance contracts......................     184,376     184,376     199,585     199,585

8. SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1999          1998
                                                                ----------    ----------
Separate Account V..........................................    $  402,722    $  282,653
Separate Account VA-2.......................................     1,991,723     1,426,795
                                                                ----------    ----------
                                                                $2,394,445    $1,709,448
                                                                ==========    ==========

                                    F-II- 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

8. SEPARATE ACCOUNTS -- (CONTINUED)
During 1999 the Company formed a variable insurance trust (VIT). AIC serves as the investment advisor and another affiliate provides administrative services to the VIT. AIC received advisory fees of $702 for the year ended December 31, 1999. At December 31, 1999 separate account assets under the VIT totaled $1,066,249.

                                    F-II- 16

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND ACCUMULATION VALUES

The following tables illustrate how the Accumulation Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Accumulation Values and Death Benefits of a Policy issued to two Insureds of given ages and specified underwriting risk classifications who pay the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-3 through A-6 illustrate a Policy issued to a male, age 55, under a Preferred rate non-tobacco underwriting risk classification and a female age 55, also under a Preferred nontobacco underwriting risk classification. This Policy provides for a standard tobacco use and non-tobacco use, and preferred non-tobacco classification. The Accumulation Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years, or if the Insureds were assigned to a different underwriting risk classification.



The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Death Benefits and the Accumulation Values for uniform hypothetical rates of return shown in these tables. The tables on pages A-3 and A-5 are based on the current Cost of Insurance Rates, current expense deductions and the current percent of premium loads. These reflect the basis on which AVLIC currently sells its Policies. The maximum allowable Cost of Insurance Rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current Cost of Insurance Rates used by AVLIC are at this time equal to the maximum Cost of Insurance Rates for many ages. AVLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current Cost of Insurance Rates actually applied. AVLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The Death Benefits and Accumulation Values shown in the tables on pages A-4 and A-6 are based on the assumption that the maximum allowable Cost of Insurance Rates as described above and maximum allowable expense deductions are made throughout the life of the Policy.


The amounts shown for the Death Benefits, Surrender values and Accumulation Values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the expenses paid by each portfolio available for investment at an equivalent annual rate of 0.95% (which is in excess of the current equivalent annual rate of 0.91% of the aggregate average daily net assets of the Funds), and the daily charge by AVLIC to each Subaccount for assuming mortality and expense risks and administrative expenses (which is equivalent to a charge at an annual rate of 0.90% for Policy Years 1-15 and 0.45% thereafter of the average net assets of the Subaccounts). A portion of the brokerage commissions that certain Fidelity Portfolios pay was used to reduce Portfolio expenses. In addition, certain Fidelity Portfolios have entered into arrangements with their custodian whereby interest earned on uninvested cash balances was used to reduce custodian expenses. Without these reductions, expenses would have been higher. The Investment Advisor or other affiliates of the various Funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolios may exclude certain items and the Ameritas Portfolios rates after reimbursement may be increased after November 1, 2000) were in excess of an annual rate of .30% for the Ameritas Money Market portfolio, .28% for the Ameritas Index 500 Portfolio,
 .79% for the Ameritas Growth portfolio; .70% for the Ameritas Income & Growth portfolio, .89% for the Ameritas Small Capitalization portfolio, .84% for the Ameritas MidCap Growth portfolio, .85% for the Ameritas Emerging Growth portfolio, .86% for the Ameritas Research portfolio, .88% for the Ameritas Growth With Income portfolio, 1.25% for the Alger American Balanced portfolio; 1.50% for the Alger American Leveraged AllCap portfolio, 1.20% for the UIF Asian Equity, 1.15% for the UIF Global Equity and UIF International Magnum, 1.10% for the UIF U.S. Real Estate Portfolios of daily net assets. UIF has agreed to bear expenses for the Global Governments Series and New Discovery Series, subject to reimbursement by the series, such that each series "Other Expenses" shall not exceed .25% of the average daily net assets

                                     BRAVO!

of the series during the current fiscal year. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting Fund expenses and correspond to approximate net annual rates of -1.85%, 4.15%, and 10.15%, respectively, for Policy Years 1-15 and -1.40%, 4.60%, and 10.60% for the Policy Years thereafter.

The hypothetical values shown in the tables do not reflect any charges for federal income tax burden attributable to Separate Account V, since AVLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See the section on Federal Tax Matters.)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to Separate Account V, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than 15 transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insureds were tobacco users, in substandard risk classifications, or were other ages, or if a higher or lower premium was illustrated.

Upon request, AVLIC will provide comparable illustration based upon the proposed Insureds' ages, sexes and underwriting classifications, the Specified Amount, the Death Benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                     BRAVO!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45             Nontobacco           Preferred Underwriting Class
Female Issue Age: 45           Nontobacco           Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $10,820
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: A

               USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                             0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN          ANNUAL INVESTMENT RETURN           ANNUAL INVESTMENT RETURN
                                 (-1.85% NET)                       (4.15% NET)                       (10.15% NET)
         ACCUMULATED    -------------------------------   -------------------------------   ---------------------------------
END OF   PREMIUMS AT    ACCUMU-     CASH                  ACCUMU-     CASH                   ACCUMU-      CASH
POLICY   5% INTEREST    LATION    SURRENDER     DEATH     LATION    SURRENDER     DEATH      LATION     SURRENDER     DEATH
 YEAR      PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   ------------   -------   ---------   ---------   -------   ---------   ---------   ---------   ---------   ---------
   1         11,361      9,304           0    1,000,000    9,903           0    1,000,000      10,503           0   1,000,000
   2         23,290     18,362       7,552    1,000,000   20,142       9,332    1,000,000      21,994      11,184   1,000,000
   3         35,816     27,161      16,351    1,000,000   30,710      19,900    1,000,000      34,555      23,745   1,000,000
   4         48,967     35,689      24,879    1,000,000   41,607      30,797    1,000,000      48,278      37,468   1,000,000
   5         62,777     43,938      33,128    1,000,000   52,833      42,023    1,000,000      63,268      52,458   1,000,000
   6         77,277     52,892      43,172    1,000,000   65,413      55,693    1,000,000      80,701      70,981   1,000,000
   7         92,501     61,529      52,889    1,000,000   78,365      69,725    1,000,000      99,754      91,114   1,000,000
   8        108,487     69,833      62,273    1,000,000   91,683      84,123    1,000,000     120,575     113,015   1,000,000
   9        125,273     77,792      71,312    1,000,000   105,365     98,885    1,000,000     143,332     136,852   1,000,000
  10        142,897     85,405      80,005    1,000,000   119,426    114,026    1,000,000     168,225     162,825   1,000,000
  11        161,403     92,653      88,333    1,000,000   133,857    129,537    1,000,000     195,459     191,139   1,000,000
  12        180,834     99,533      96,293    1,000,000   148,673    145,433    1,000,000     225,279     222,039   1,000,000
  13        201,237     106,016    103,856    1,000,000   163,859    161,699    1,000,000     257,936     255,776   1,000,000
  14        222,660     112,106    111,026    1,000,000   179,434    178,354    1,000,000     293,740     292,660   1,000,000
  15        245,154     117,752    117,752    1,000,000   195,370    195,370    1,000,000     332,995     332,995   1,000,000
  16        268,773     123,430    123,430    1,000,000   212,517    212,517    1,000,000     377,556     377,556   1,000,000
  17        293,572     128,513    128,513    1,000,000   230,024    230,024    1,000,000     426,625     426,625   1,000,000
  18        319,612     132,900    132,900    1,000,000   247,829    247,829    1,000,000     480,689     480,689   1,000,000
  19        346,954     136,546    136,546    1,000,000   265,923    265,923    1,000,000     540,357     540,357   1,000,000
  20        375,662     139,176    139,176    1,000,000   284,104    284,104    1,000,000     606,210     606,210   1,000,000
  25        542,228     130,168    130,168    1,000,000   372,119    372,119    1,000,000   1,061,392   1,061,392   1,114,462
  30        754,812     43,874      43,874    1,000,000   431,969    431,969    1,000,000   1,816,073   1,816,073   1,906,877
  35      1,026,129          *           *    1,000,000   393,850    393,850    1,000,000   3,030,359   3,030,359   3,181,877

---------------

*  In the absence of an additional premium, the Policy would lapse.
1) Assumes an annual $10,820 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     BRAVO!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45             Nontobacco           Preferred Underwriting Class
Female Issue Age: 45           Nontobacco           Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $10,820
                      INITIAL SPECIFIED AMOUNT: $1,000,000
                            DEATH BENEFIT OPTION: A

          USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                            0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS             12% HYPOTHETICAL GROSS
                          ANNUAL INVESTMENT RETURN          ANNUAL INVESTMENT RETURN           ANNUAL INVESTMENT RETURN
                                (-1.85% NET)                       (4.15% NET)                       (10.15% NET)
         ACCUMULATED   -------------------------------   -------------------------------   ---------------------------------
END OF   PREMIUMS AT   ACCUMU-     CASH                  ACCUMU-     CASH                   ACCUMU-      CASH
POLICY   5% INTEREST   LATION    SURRENDER     DEATH     LATION    SURRENDER     DEATH      LATION     SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------   ---------   ---------   ---------
   1         11,361     9,304          0     1,000,000    9,903           0    1,000,000      10,503           0   1,000,000
   2         23,290    18,148      7,338     1,000,000   19,918       9,108    1,000,000      21,762      10,952   1,000,000
   3         35,816    26,688     15,878     1,000,000   30,205      19,395    1,000,000      34,015      23,205   1,000,000
   4         48,967    34,904     24,094     1,000,000   40,748      29,938    1,000,000      47,338      36,528   1,000,000
   5         62,777    42,769     31,959     1,000,000   51,525      40,715    1,000,000      61,808      50,998   1,000,000
   6         77,277    50,248     40,528     1,000,000   62,507      52,787    1,000,000      77,503      67,783   1,000,000
   7         92,501    57,296     48,656     1,000,000   73,651      65,011    1,000,000      94,498      85,858   1,000,000
   8        108,487    63,851     56,291     1,000,000   84,896      77,336    1,000,000     112,865     105,305   1,000,000
   9        125,273    69,831     63,351     1,000,000   96,160      89,680    1,000,000     132,665     126,185   1,000,000
  10        142,897    75,146     69,746     1,000,000   107,349    101,949    1,000,000     153,964     148,564   1,000,000
  11        161,403    79,695     75,375     1,000,000   118,359    114,039    1,000,000     176,834     172,514   1,000,000
  12        180,834    83,372     80,132     1,000,000   129,074    125,834    1,000,000     201,358     198,118   1,000,000
  13        201,237    86,063     83,903     1,000,000   139,372    137,212    1,000,000     227,640     225,480   1,000,000
  14        222,660    87,641     86,561     1,000,000   149,112    148,032    1,000,000     255,794     254,714   1,000,000
  15        245,154    87,930     87,930     1,000,000   158,109    158,109    1,000,000     285,934     285,934   1,000,000
  16        268,773    87,116     87,116     1,000,000   166,853    166,853    1,000,000     319,486     319,486   1,000,000
  17        293,572    84,447     84,447     1,000,000   174,350    174,350    1,000,000     355,526     355,526   1,000,000
  18        319,612    79,488     79,488     1,000,000   180,162    180,162    1,000,000     394,198     394,198   1,000,000
  19        346,954    71,709     71,709     1,000,000   183,755    183,755    1,000,000     435,691     435,691   1,000,000
  20        375,662    60,506     60,506     1,000,000   184,516    184,516    1,000,000     480,293     480,293   1,000,000
  25        542,228         *          *     1,000,000   117,235    117,235    1,000,000     773,305     773,305   1,000,000
  30        754,812         *          *     1,000,000        *           *    1,000,000   1,302,478   1,302,478   1,367,602
  35      1,026,129         *          *     1,000,000        *           *    1,000,000   2,144,997   2,144,997   2,252,247

---------------

*  In the absence of an additional premium, the Policy would lapse.
1) Assumes an annual $10,820 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     BRAVO!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45             Nontobacco           Preferred Underwriting Class
Female Issue Age: 45           Nontobacco           Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $72,740
                      INITIAL SPECIFIED AMOUNT: $1,077,173
                            DEATH BENEFIT OPTION: B

               USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                             0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN            ANNUAL INVESTMENT RETURN              ANNUAL INVESTMENT RETURN
                                 (-1.85% NET)                         (4.15% NET)                          (10.15% NET)
         ACCUMULATED   ---------------------------------   ---------------------------------   ------------------------------------
END OF   PREMIUMS AT    ACCUMU-      CASH                   ACCUMU-      CASH                   ACCUMU-        CASH
POLICY   5% INTEREST    LATION     SURRENDER     DEATH      LATION     SURRENDER     DEATH       LATION     SURRENDER      DEATH
 YEAR     PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE       BENEFIT
------   -----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------   ----------   ----------
   1         76,377       68,711      57,901   1,068,711      72,942      62,132   1,072,942       77,173       66,363    1,077,173
   2        156,573      136,075     125,265   1,136,075     148,833     138,023   1,148,833      162,099      151,289    1,162,099
   3        240,778      202,097     191,287   1,202,097     227,774     216,964   1,227,774      255,544      244,734    1,255,544
   4        329,194      266,785     255,975   1,266,785     309,875     299,065   1,309,875      358,352      347,542    1,358,352
   5        422,031      330,146     319,336   1,330,146     395,249     384,439   1,395,249      471,457      460,647    1,471,457
   6        519,510      393,180     383,460   1,393,180     485,039     475,319   1,485,039      596,942      587,222    1,596,942
   7        621,862      454,882     446,242   1,454,882     578,384     569,744   1,578,384      734,989      726,349    1,734,989
   8        729,332      515,250     507,690   1,515,250     675,403     667,843   1,675,403      886,841      879,281    1,886,841
   9        842,176      574,284     567,804   1,574,284     776,225     769,745   1,776,225    1,053,876    1,047,396    2,053,876
  10        960,662      631,999     626,599   1,631,999     880,998     875,598   1,880,998    1,237,624    1,232,224    2,237,624
  11      1,085,072      688,387     684,067   1,688,387     989,851     985,531   1,989,851    1,439,748    1,435,428    2,439,748
  12      1,215,702      743,460     740,220   1,743,460   1,102,941   1,099,701   2,102,941    1,662,100    1,658,860    2,662,100
  13      1,352,864      797,199     795,039   1,797,199   1,220,400   1,218,240   2,220,400    1,906,686    1,904,526    2,906,686
  14      1,496,885      849,618     848,538   1,849,618   1,342,398   1,341,318   2,342,398    2,175,755    2,174,675    3,175,755
  15      1,648,106      900,677     900,677   1,900,677   1,469,056   1,469,056   2,469,056    2,471,720    2,471,720    3,471,720
  16      1,806,888      954,641     954,641   1,954,641   1,607,364   1,607,364   2,607,364    2,808,618    2,808,618    3,808,618
  17      1,973,610    1,007,236   1,007,236   2,007,236   1,751,402   1,751,402   2,751,402    3,180,581    3,180,581    4,180,581
  18      2,148,667    1,058,352   1,058,352   2,058,352   1,901,302   1,901,302   2,901,302    3,591,191    3,591,191    4,591,191
  19      2,332,478    1,107,941   1,107,941   2,107,941   2,057,263   2,057,263   3,057,263    4,044,474    4,044,474    5,044,474
  20      2,525,478    1,155,692   1,155,692   2,155,692   2,219,223   2,219,223   3,219,223    4,544,606    4,544,606    5,544,606
  25      3,645,253    1,359,473   1,359,473   2,359,473   3,120,156   3,120,156   4,120,156    7,931,956    7,931,956    8,931,956
  30      5,074,400    1,466,511   1,466,511   2,466,511   4,154,536   4,154,536   5,154,536   13,433,839   13,433,839   14,433,839
  35      6,898,394    1,389,684   1,389,684   2,389,684   5,249,604   5,249,604   6,249,604   22,316,090   22,316,090   23,431,894

-------------------------
1) Assumes an annual $72,740 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED O%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     BRAVO!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                 SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 45             Nontobacco           Preferred Underwriting Class
Female Issue Age: 45           Nontobacco           Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $72,740
                      INITIAL SPECIFIED AMOUNT: $1,077,173
                            DEATH BENEFIT OPTION: B

               USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                             0% HYPOTHETICAL GROSS               6% HYPOTHETICAL GROSS                12% HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN            ANNUAL INVESTMENT RETURN              ANNUAL INVESTMENT RETURN
                                 (-1.85% NET)                         (4.15% NET)                          (10.15% NET)
         ACCUMULATED   ---------------------------------   ---------------------------------   ------------------------------------
END OF   PREMIUMS AT    ACCUMU-      CASH                   ACCUMU-      CASH                   ACCUMU-        CASH
POLICY   5% INTEREST    LATION     SURRENDER     DEATH      LATION     SURRENDER     DEATH       LATION     SURRENDER      DEATH
 YEAR     PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE        VALUE       BENEFIT
------   -----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------   ----------   ----------
   1         76,377       68,711      57,901   1,068,711      72,942      62,132   1,072,942       77,173       66,363    1,077,173
   2        156,573      136,075     125,265   1,136,075     148,833     138,023   1,148,833      162,099      151,289    1,162,099
   3        240,778      202,097     191,287   1,202,097     227,774     216,964   1,227,774      255,544      244,734    1,255,544
   4        329,194      266,785     255,975   1,266,785     309,875     299,065   1,309,875      358,352      347,542    1,358,352
   5        422,031      330,146     319,336   1,330,146     395,249     384,439   1,395,249      471,457      460,647    1,471,457
   6        519,510      393,180     383,460   1,393,180     485,039     475,319   1,485,039      596,942      587,222    1,596,942
   7        621,862      454,882     446,242   1,454,882     578,384     569,744   1,578,384      734,989      726,349    1,734,989
   8        729,332      515,250     507,690   1,515,250     675,403     667,843   1,675,403      886,841      879,281    1,886,841
   9        842,176      574,284     567,804   1,574,284     776,225     769,745   1,776,225    1,053,876    1,047,396    2,053,876
  10        960,662      631,999     626,599   1,631,999     880,998     875,598   1,880,998    1,237,624    1,232,224    2,237,624
  11      1,085,072      688,387     684,067   1,688,387     989,851     985,531   1,989,851    1,439,748    1,435,428    2,439,748
  12      1,215,702      743,460     740,220   1,743,460   1,102,941   1,099,701   2,102,941    1,662,100    1,658,860    2,662,100
  13      1,352,864      797,199     795,039   1,797,199   1,220,400   1,218,240   2,220,400    1,906,686    1,904,526    2,906,686
  14      1,496,885      849,618     848,538   1,849,618   1,342,398   1,341,318   2,342,398    2,175,755    2,174,675    3,175,755
  15      1,648,106      900,677     900,677   1,900,677   1,469,056   1,469,056   2,469,056    2,471,720    2,471,720    3,471,720
  16      1,806,888      954,641     954,641   1,954,641   1,607,364   1,607,364   2,607,364    2,808,618    2,808,618    3,808,618
  17      1,973,610    1,007,236   1,007,236   2,007,236   1,751,402   1,751,402   2,751,402    3,180,581    3,180,581    4,180,581
  18      2,148,667    1,058,352   1,058,352   2,058,352   1,901,302   1,901,302   2,901,302    3,591,191    3,591,191    4,591,191
  19      2,332,478    1,107,941   1,107,941   2,107,941   2,057,263   2,057,263   3,057,263    4,044,474    4,044,474    5,044,474
  20      2,525,478    1,155,692   1,155,692   2,155,692   2,219,223   2,219,223   3,219,223    4,544,606    4,544,606    5,544,606
  25      3,645,253    1,359,473   1,3594,73   2,359,473   3,120,156   3,120,156   4,120,156    7,931,956    7,931,956    8,931,956
  30      5,074,400    1,466,511   1,466,511   2,466,511   4,154,536   4,154,536   5,154,536   13,433,839   13,433,839   14,433,839
  35      6,898,394    1,389,684   1,389,684   2,389,684   5,249,604   5,249,604   6,249,604   22,316,090   22,316,090   23,431,894

---------------

1) Assumes an annual $72,740 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED O%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     BRAVO!

                           INCORPORATION BY REFERENCE


The Registrant, Separate Account V, purchases or will purchase units from the portfolios of these Funds at the direction of its Policy Owners. The prospectuses of these Funds will be distributed with this prospectus and are hereby incorporated by reference. The prospectuses incorporated by reference are as follows:

                          Calvert Variable Series, Inc.
                               Ameritas Portfolios
                            Registration No. 2-80154


                          Calvert Variable Series, Inc.
                            Registration No. 2-80154


                        Variable Insurance Products Fund
                            Registration No. 2-75010
                       Variable Insurance Products Fund II
                            Registration No. 33-20773

                             The Alger American Fund
                            Registration No. 33-21722

                          MFS Variable Insurance Trust
                           Registration No. 333-74668


                    The Universal Institutional Funds, Inc.
                            Registration No. 333-3013

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

AVLIC'S By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

The facing sheet.

The prospectus consisting of 89 pages.

The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Russell J. Wiltgen
(b) Donald R. Stading
(c) Deloitte & Touche LLP

The Following Exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.

   (1)  Resolution of the Board of Directors of AVLIC Authorizing
        Establishment of the Account.*
   (2)  Not applicable.
   (3)  (a) Principal Underwriting Agreement. *
        (b)  Proposed Form of Selling Agreement. *
        (c)  Commission Schedule. *****
        (d)  Amendment to Principal Underwriting Agreement.**
   (4)  Not Applicable.
   (5)  (a) Proposed Form of Policy. ****
        (b)  Proposed Form of Policy Riders. ****
   (6) (a) Articles of incorporation of Ameritas Variable Life Insurance Company, **
        (b)  Bylaws of Ameritas Variable Life Insurance Company. ***
   (7)  Not applicable.
   (8)  (a) Participation Agreement in the Variable Insurance Products Fund.
        **
        (b)  Participation Agreement in the Alger American Fund. **
        (c)  Participation Agreement in the MFS Variable Insurance Trust. *
        (d)  Participation Agreement in the Morgan Stanley Universal Funds,
             Inc. *
        (e)  Participation Agreement in the Calvert Variable Series, Inc. ******


   (9)  Not Applicable.
   (10) Application for Policy. *****

   (11) Code of Ethics. *******



2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4. Not applicable.
5.  Not applicable.
6. (a)(b) Opinion and Consent of Russell J. Wiltgen.
7. Consent of Deloitte & Touche LLP.
8. Form of Notice of Withdrawal Right and Refund pursuant to Rule
6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.**

- Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.

** Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.

*** Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.


***** Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-71505, filed July 14, 1999.

****** Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.

******* Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed February 29, 2000.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd day of February, 2000.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



Attest: /s/ Donald R. Stading            By: /s/ Lawrence J. Arth
       -------------------------------      ----------------------------------
               Secretary                        Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Variable Life Insurance Company on the dates indicated.


         SIGNATURE                                   TITLE                             DATE
         ---------                                   -----                             ----
/s/     Lawrence J. Arth
---------------------------               Director, Chairman of the Board        February 22, 2000
        Lawrence J. Arth                    and Chief Executive Officer

/s/   William J. Atherton
---------------------------                   Director, President and            February 22, 2000
      William J. Atherton                     Chief Operating Officer


/s/    Kenneth C. Louis
---------------------------             Director, Executive Vice President       February 22, 2000
       Kenneth C. Louis

/s/    Gary R. McPhail
---------------------------             Director, Executive Vice President       February 22, 2000
       Gary R. McPhail

/s/     Thomas C. Godlasky
---------------------------                Director, Senior Vice President       February 22, 2000
        Thomas C. Godlasky                   and Chief Investment Officer

/s/     JoAnn M. Martin
---------------------------                    Director, Controller              February 22, 2000
        JoAnn M. Martin


        SIGNATURE                                    TITLE                            DATE
        ---------                                    -----                            ----
/s/    Michael G. Fraizer
---------------------------                         Director                     February 22, 2000
       Michael G. Fraizer

/s/    William W. Lester
---------------------------                         Treasurer                    February 22, 2000
       William W. Lester

/s/    Donald R. Stading
---------------------------                Secretary and General Councel         February 22, 2000
       Donald R. Stading

                                  EXHIBIT INDEX

EXHIBIT

2. (a)(b)         Opinion and Consent of Donald R. Stading

6. (a)(b)         Opinion and Consent of Russell J. Wiltgen.

7.                Consent of Deloitte & Touche LLP.